Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.3%)
Corporate Bonds (96.1%)
Finance (38.2%)
AIB Group PLC,
5.32%, 5/15/31 (a)	$575	$585
Aircastle Ltd./Aircastle Ireland DAC,
5.25%, 3/15/30 (a)	450	454
5.75%, 10/1/31 (a)	300	309
Ally Financial, Inc.,
5.74%, 5/15/29	225	229
6.18%, 7/26/35	150	153
American International Group, Inc.,
5.45%, 5/7/35	675	693
American National Group, Inc.,
6.14%, 6/13/32 (a)	575	590
Athene Holding Ltd.,
6.63%, 5/19/55	300	309
6.65%, 2/1/33 (b)	275	298
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28 (a)	650	654
5.38%, 5/30/30 (a)	200	204
5.75%, 11/15/29 (a)	75	77
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (a)	200	180
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander,
5.62%, 12/10/29 (a)	200	204
Banco Santander SA,
4.18%, 3/24/28	600	597
5.44%, 7/15/31	800	831
Bank of America Corp.,
5.52%, 10/25/35	950	950
5.87%, 9/15/34	2,350	2,481
Bank of New York Mellon Corp.,
Series J
4.97%, 4/26/34	705	707
Bank of Nova Scotia,
8.00%, 1/27/84	475	505
Barclays PLC,
5.79%, 2/25/36	1,225	1,253
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
7.63%, 2/11/35 (a)	200	206
8.45%, 6/29/38 (a)	200	212
Belrose Funding Trust II,
6.79%, 5/15/55 (a)	300	307
CaixaBank SA,
6.84%, 9/13/34 (a)	625	687
Centene Corp.,
3.00%, 10/15/30	1,075	961
Charles Schwab Corp.,
6.14%, 8/24/34	575	622
Citadel LP,
6.38%, 1/23/32 (a)	625	653
Citadel Securities Global Holdings LLC,
6.20%, 6/18/35 (a)	348	357
Citigroup, Inc.,
3.79%, 3/17/33	25	23
4.54%, 9/19/30	1,325	1,319
Commonwealth Bank of Australia,
3.61%, 9/12/34 (a)	375	355
COPT Defense Properties LP,
2.75%, 4/15/31	925	819
Credit Agricole SA,
5.22%, 5/27/31 (a)	300	306
Dai-ichi Life Insurance Co. Ltd.,
6.20%, 1/16/35 (a)(c)	400	405
Deutsche Bank AG,
3.04%, 5/28/32	175	157
Enact Holdings, Inc.,
6.25%, 5/28/29	925	960
Essent Group Ltd.,
6.25%, 7/1/29	775	803
Extra Space Storage LP,
3.90%, 4/1/29	900	882
5.50%, 7/1/30	150	156
First Horizon Corp.,
5.51%, 3/7/31	190	193
Global Atlantic Fin Co.,
6.75%, 3/15/54 (a)	250	256
7.95%, 10/15/54 (a)	325	339
Goldman Sachs Group, Inc.,
5.33%, 7/23/35	1,825	1,842
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	600	600
Healthpeak OP LLC,
5.38%, 2/15/35	550	555
HSBC Holdings PLC,
2.87%, 11/22/32	200	177
Intact Financial Corp.,
5.46%, 9/22/32 (a)	875	896
Intesa Sanpaolo SpA,
7.20%, 11/28/33 (a)	575	646
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	200	209
JPMorgan Chase & Co.,
5.77%, 4/22/35	3,225	3,390
LPL Holdings, Inc.,
4.90%, 4/3/28	425	428
Macquarie Airfinance Holdings Ltd.,
5.20%, 3/27/28 (a)	200	202
6.50%, 3/26/31 (a)	450	477
Marex Group PLC,
6.40%, 11/4/29	525	541
Marsh & McLennan Cos., Inc.,
5.40%, 3/15/55	325	314
Mitsubishi HC Finance America LLC,
5.15%, 10/24/29 (a)	600	612

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Nationwide Building Society,
4.30%, 3/8/29 (a)	$625	$621
Phillips Edison Grocery Center Operating Partnership I LP,
2.63%, 11/15/31	700	611
5.25%, 8/15/32	250	253
PNC Financial Services Group, Inc.,
5.40%, 7/23/35	850	866
Principal Financial Group, Inc.,
4.11%, 2/15/28 (a)	850	842
Radian Group, Inc.,
6.20%, 5/15/29 (b)	200	208
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	545	506
Royal Bank of Canada,
4.97%, 5/2/31	200	203
5.15%, 2/4/31	675	689
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)	350	328
5.55%, 4/3/34 (a)	525	532
Societe Generale SA,
3.65%, 7/8/35 (a)	550	505
Sumitomo Mitsui Financial Group, Inc.,
5.85%, 7/13/30	450	476
Sumitomo Mitsui Trust Bank Ltd.,
4.85%, 9/10/34 (a)	700	690
Synchrony Financial,
4.50%, 7/23/25	500	500
Synovus Financial Corp.,
6.17%, 11/1/30	735	754
Toronto-Dominion Bank,
8.13%, 10/31/82	350	366
U.S. Bancorp,
4.84%, 2/1/34	300	296
5.08%, 5/15/31	550	561
5.68%, 1/23/35	250	260
UBS Group AG,
3.09%, 5/14/32 (a)	1,125	1,022
9.02%, 11/15/33 (a)	500	618
UnitedHealth Group, Inc.,
5.63%, 7/15/54	1,050	1,019
Wells Fargo & Co.,
6.49%, 10/23/34	1,200	1,312
		48,168
Industrials (49.0%)
AbbVie, Inc.,
4.50%, 5/14/35	400	387
Adventist Health System,
5.43%, 3/1/32	325	327
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	631	632
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	440	307
Amazon.com, Inc.,
2.50%, 6/3/50	475	286
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	400	367
Apple, Inc.,
2.95%, 9/11/49	825	554
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	400	383
AS Mileage Plan IP Ltd.,
5.02%, 10/20/29 (a)	300	297
5.31%, 10/20/31 (a)	375	369
AT&T, Inc.,
3.80%, 12/1/57	1,050	735
4.50%, 5/15/35	675	644
BAT Capital Corp.,
2.26%, 3/25/28	575	544
3.73%, 9/25/40	175	138
Biogen, Inc.,
6.45%, 5/15/55	225	232
Boeing Co.,
5.81%, 5/1/50	560	538
5.93%, 5/1/60	225	214
6.26%, 5/1/27	100	103
BP Capital Markets America, Inc.,
4.89%, 9/11/33	525	526
BP Capital Markets PLC,
4.88%, 3/22/30 (c)	600	596
Bristol-Myers Squibb Co.,
5.65%, 2/22/64	475	462
Broadcom, Inc.,
3.19%, 11/15/36 (a)	575	477
Brunswick Corp.,
5.85%, 3/18/29 (b)	300	309
Burlington Northern Santa Fe LLC,
5.50%, 3/15/55	225	223
Celanese U.S. Holdings LLC,
6.85%, 11/15/28	600	631
7.20%, 11/15/33	366	389
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42	100	71
4.40%, 12/1/61	825	579
6.48%, 10/23/45	400	397
Cheniere Energy Partners LP,
5.55%, 10/30/35 (a)(d)	700	706
Cisco Systems, Inc.,
5.50%, 1/15/40	275	284
Comcast Corp.,
2.89%, 11/1/51	325	198
3.75%, 4/1/40	1,050	872

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Concentrix Corp.,
6.65%, 8/2/26	$600	$611
Continental Resources, Inc.,
2.88%, 4/1/32 (a)	325	273
CRH America Finance, Inc.,
5.50%, 1/9/35	625	641
CSL Finance PLC,
5.11%, 4/3/34 (a)	550	559
CVS Health Corp.,
1.88%, 2/28/31	150	128
5.88%, 6/1/53	225	215
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	900	903
Diamondback Energy, Inc.,
6.25%, 3/15/33	900	959
DT Midstream, Inc.,
5.80%, 12/15/34 (a)	550	561
Eli Lilly & Co.,
5.20%, 8/14/64	275	261
Enbridge, Inc.,
5.55%, 6/20/35	825	839
Energy Transfer LP,
5.55%, 5/15/34	425	431
Enterprise Products Operating LLC,
3.20%, 2/15/52	275	180
5.35%, 1/31/33	825	855
EQT Corp.,
4.50%, 1/15/29 (a)	347	343
4.75%, 1/15/31 (a)	375	369
6.50%, 7/1/27 (a)	350	358
7.50%, 6/1/30 (a)	246	270
Expand Energy Corp.,
5.70%, 1/15/35	250	254
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	400	370
Fiserv, Inc.,
5.35%, 3/15/31	575	596
Ford Motor Credit Co. LLC,
6.95%, 3/6/26	1,225	1,237
7.35%, 3/6/30	1,450	1,531
Foundry JV Holdco LLC,
6.10%, 1/25/36 (a)	600	622
Gilead Sciences, Inc.,
4.75%, 3/1/46	625	560
Glencore Funding LLC,
5.63%, 4/4/34 (a)	525	535
Global Payments, Inc.,
5.95%, 8/15/52	55	53
HCA, Inc.,
3.50%, 7/15/51	125	83
6.20%, 3/1/55	375	378
Hexcel Corp.,
5.88%, 2/26/35	625	636
HF Sinclair Corp.,
5.75%, 1/15/31	625	640
Home Depot, Inc.,
4.95%, 6/25/34	600	608
Hyatt Hotels Corp.,
5.05%, 3/30/28	475	480
Hyundai Capital America,
5.10%, 6/24/30 (a)	825	834
Icon Investments Six DAC,
5.81%, 5/8/27	600	613
Imperial Brands Finance PLC,
5.63%, 7/1/35 (a)(d)	600	602
6.13%, 7/27/27 (a)	425	439
Intel Corp.,
4.90%, 8/5/52	850	704
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
2.50%, 1/15/27	625	608
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
6.25%, 3/1/56 (a)(d)	150	151
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group,
5.95%, 4/20/35 (a)	500	519
JDE Peet's NV,
1.38%, 1/15/27 (a)	1,050	999
Kinder Morgan, Inc.,
5.85%, 6/1/35	200	207
Kroger Co.,
5.00%, 9/15/34	625	621
Kyndryl Holdings, Inc.,
6.35%, 2/20/34 (b)	450	481
Las Vegas Sands Corp.,
5.63%, 6/15/28	250	255
5.90%, 6/1/27	625	639
6.00%, 8/15/29 - 6/14/30	310	319
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	400	382
Mars, Inc.,
5.20%, 3/1/35 (a)	350	354
Mastercard, Inc.,
4.95%, 3/15/32	550	566
Meta Platforms, Inc.,
5.55%, 8/15/64	75	73
5.75%, 5/15/63	375	379
MSCI, Inc.,
3.63%, 9/1/30 (a)	650	610
Netflix, Inc.,
5.40%, 8/15/54	250	247
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	183	181
Newmont Corp./Newcrest Finance Pty. Ltd.,
5.35%, 3/15/34	300	308

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Nexa Resources SA,
6.75%, 4/9/34 (a)(b)	$200	$209
Northern Natural Gas Co.,
5.63%, 2/1/54 (a)	425	410
Novartis Capital Corp.,
4.20%, 9/18/34	575	554
Nutrien Ltd.,
5.25%, 3/12/32	350	357
Occidental Petroleum Corp.,
5.38%, 1/1/32	800	794
5.55%, 10/1/34 (b)	75	74
ONEOK, Inc.,
5.38%, 6/1/29	275	281
5.65%, 9/1/34	200	203
Oracle Corp.,
3.60%, 4/1/50	1,135	795
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.05%, 8/1/28 (a)	300	313
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30	525	517
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	900	835
Philip Morris International, Inc.,
5.38%, 2/15/33	600	620
Qorvo, Inc.,
3.38%, 4/1/31 (a)	750	677
Raizen Fuels Finance SA,
5.70%, 1/17/35 (a)	275	258
6.45%, 3/5/34 (a)	206	206
Rio Tinto Finance USA PLC,
5.88%, 3/14/65	400	402
Siemens Funding BV,
5.80%, 5/28/55 (a)	200	206
5.90%, 5/28/65 (a)	200	207
Silgan Holdings, Inc.,
1.40%, 4/1/26 (a)	550	535
South Bow USA Infrastructure Holdings LLC,
4.91%, 9/1/27 (a)	350	352
Targa Resources Corp.,
4.90%, 9/15/30	600	605
Thermo Fisher Scientific, Inc.,
5.20%, 1/31/34	575	591
T-Mobile USA, Inc.,
5.13%, 5/15/32	350	357
5.25%, 6/15/55	100	91
5.75%, 1/15/54	750	735
TotalEnergies Capital SA,
5.64%, 4/5/64	250	243
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	204
Uber Technologies, Inc.,
4.30%, 1/15/30	225	224
4.80%, 9/15/34	725	713
United Airlines Pass-Through Trust,
Series 2020-1
5.88%, 4/15/29	318	325
Series 2024-1
5.45%, 8/15/38	471	477
Var Energi ASA,
5.88%, 5/22/30 (a)	225	231
7.50%, 1/15/28 (a)	600	636
Verisk Analytics, Inc.,
5.25%, 3/15/35	550	553
Verizon Communications, Inc.,
2.36%, 3/15/32	700	604
2.55%, 3/21/31	1,675	1,503
Viatris, Inc.,
2.70%, 6/22/30	500	446
VICI Properties LP,
5.13%, 11/15/31	1,200	1,202
Videotron Ltd.,
3.63%, 6/15/29 (a)	650	624
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	378	320
		61,696
Utilities (8.9%)
AEP Transmission Co. LLC,
5.40%, 3/15/53	450	434
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (e)	325	327
Atmos Energy Corp.,
6.20%, 11/15/53	300	325
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	350	215
Capital Power U.S. Holdings, Inc.,
5.26%, 6/1/28 (a)	325	329
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)	250	246
Commonwealth Edison Co.,
5.95%, 6/1/55	425	440
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53	500	511
Constellation Energy Generation LLC,
5.75%, 3/15/54	350	343
Dominion Energy, Inc.,
5.38%, 11/15/32	550	564
DTE Energy Co.,
5.85%, 6/1/34	650	680
Duke Energy Florida LLC,
6.20%, 11/15/53	575	613
Duke Energy Indiana LLC,
2.75%, 4/1/50	330	204
Engie SA,
5.25%, 4/10/29 (a)	200	205

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
FirstEnergy Transmission LLC,
5.00%, 1/15/35	$450	$445
Georgia Power Co.,
Series A
3.25%, 3/15/51	425	292
Liberty Utilities Co.,
5.58%, 1/31/29 (a)	825	849
MidAmerican Energy Co.,
3.15%, 4/15/50	275	186
New England Power Co.,
5.94%, 11/25/52 (a)	125	127
NextEra Energy Capital Holdings, Inc.,
5.45%, 3/15/35	775	790
Pacific Gas & Electric Co.,
3.30%, 8/1/40	375	269
4.95%, 7/1/50	425	343
PacifiCorp,
4.15%, 2/15/50	250	190
Snam SpA,
5.75%, 5/28/35 (a)	425	434
Southern California Edison Co.,
5.88%, 12/1/53	250	229
Trans-Allegheny Interstate Line Co.,
5.00%, 1/15/31 (a)	775	789
Virginia Electric & Power Co.,
5.05%, 8/15/34	350	351
Vistra Operations Co. LLC,
5.70%, 12/30/34 (a)	525	535
		11,265
		121,129
Sovereign (0.2%)
Petroleos Mexicanos,
6.50%, 3/13/27	302	300
Total Fixed Income Securities (Cost $119,762)		121,429

	Shares
Short-Term Investments (4.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (f) (Cost $3,059)	3,059,393	3,059

Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (f) (Cost $1,634)	1,633,688	1,634

	Face Amount (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill, 4.32%, 8/5/25 (g)(h) (Cost $837)	$840	837
Total Short-Term Investments (Cost $5,530)		5,530
Total Investments (100.7%) (Cost $125,292) including $1,606 of Securities Loaned (i)(j)		126,959
Liabilities in Excess of Other Assets (–0.7%)		(941)
Net Assets (100.0%)		$126,018

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2025, were approximately $1,606,000 and $1,634,000, respectively. The Fund received cash collateral of approximately $1,634,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2025.
(d)	When-issued security.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended June 30, 2025, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.
(g)	Rate shown is the yield to maturity at June 30, 2025.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, when-issued securities and open futures contracts.
(j)	At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,060,000 and the aggregate gross unrealized depreciation is approximately $1,299,000, resulting in net unrealized appreciation of approximately $1,761,000.

DAC	Designated Activity Company.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Corporate Bond Portfolio

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	78	Sep-25	$15,600	$16,226	$60
U.S. Treasury Long Bond (United States)	123	Sep-25	12,300	14,203	503
Short:
U.S. Treasury 5 yr. Note (United States)	49	Sep-25	(4,900)	(5,341)	(42)
U.S. Treasury 10 yr. Note (United States)	74	Sep-25	(7,400)	(8,297)	(176)
U.S. Treasury 10 yr. Ultra Note (United States)	63	Sep-25	(6,300)	(7,199)	(203)
U.S. Treasury Ultra Long Bond (United States)	15	Sep-25	(1,500)	(1,787)	(48)
					$94

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	49.2%
Finance	38.5
Utilities	9.0
Other**	3.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2025.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open futures contracts with a value of approximately $53,053,000 and net unrealized appreciation of approximately $94,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (92.2%)
Automobiles (0.2%)
Rivian Automotive, Inc., Class A (a)	211,238	$2,902

Beverages (0.5%)
Celsius Holdings, Inc. (a)	143,196	6,643

Biotechnology (1.8%)
Alnylam Pharmaceuticals, Inc. (a)	8,871	2,893
Argenx SE ADR (Belgium) (a)	4,398	2,424
ProKidney Corp. (a)	733,305	434
Roivant Sciences Ltd. (a)	1,400,209	15,781
		21,532
Broadline Retail (3.6%)
Global-e Online Ltd. (Israel) (a)	1,300,173	43,608

Entertainment (5.8%)
ROBLOX Corp., Class A (a)	671,207	70,611

Financial Services (8.4%)
Affirm Holdings, Inc. (a)	1,105,168	76,411
Federal National Mortgage Association (a)	2,480,167	23,661
Toast, Inc., Class A (a)	68,441	3,031
		103,103
Health Care Equipment & Supplies (0.5%)
Dexcom, Inc. (a)	69,005	6,023

Health Care Providers & Services (2.2%)
Agilon Health, Inc. (a)	6,777,455	15,588
HealthEquity, Inc. (a)	113,943	11,937
		27,525
Information Technology Services (15.7%)
Cloudflare, Inc., Class A (a)	757,487	148,339
Snowflake, Inc., Class A (a)	195,508	43,749
		192,088
Leisure Products (0.9%)
Peloton Interactive, Inc., Class A (a)	1,626,090	11,285

Machinery (0.7%)
Symbotic, Inc. (a)(b)	211,243	8,207

Media (4.9%)
Trade Desk, Inc., Class A (a)	824,125	59,329

Personal Care Products (3.5%)
Oddity Tech Ltd., Class A (Israel) (a)	573,603	43,290

Pharmaceuticals (4.7%)
Royalty Pharma PLC, Class A	1,593,877	57,427

Real Estate Management & Development (2.4%)
Landbridge Co. LLC, Class A (b)	431,539	29,163

Software (12.6%)
Aurora Innovation, Inc. (a)	7,968,400	41,754
MicroStrategy, Inc., Class A (a)	175,538	70,958
Samsara, Inc., Class A (a)	1,021,240	40,625
		153,337
Specialty Retail (7.5%)
Carvana Co. (a)	126,851	42,744
Chewy, Inc., Class A (a)	271,547	11,573
Floor & Decor Holdings, Inc., Class A (a)	490,061	37,225
		91,542
Tech Hardware, Storage & Peripherals (5.0%)
IonQ, Inc. (a)	1,411,748	60,663

Trading Companies & Distributors (11.3%)
Core & Main, Inc., Class A (a)	1,014,101	61,201
QXO, Inc. (a)	3,558,279	76,645
		137,846
Total Common Stocks (Cost $817,385)		1,126,124

Preferred Stock (2.2%)
Software (2.2%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $24,713; acquired 8/31/21) (Cost $24,713)	336,299	27,657

Investment Company (2.7%)
iShares Bitcoin Trust ETF (a) (Cost $20,701)	534,999	32,748

Short-Term Investments (3.2%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (e) (Cost $38,329)	38,328,828	38,329

Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.09% (e)	582,130	582

	Face Amount (000)
Repurchase Agreements(0.0%)‡
Citigroup, Inc., (4.25%, dated 6/30/25, due 7/1/25; proceeds $47; fully collateralized by a U.S. Government obligation; 3.00% due 9/30/25; valued at $48)	47	47
Merrill Lynch & Co., Inc., (4.39%, dated 6/30/25, due 7/1/25; proceeds $103; fully collateralized by a U.S. Government obligation; 2.38% due 1/15/27; valued at $105)	103	103
		150
Total Securities held as Collateral on Loaned Securities (Cost $732)		732
Total Short-Term Investments (Cost $39,061)		39,061
Total Investments Excluding Purchased Options (100.3%) (Cost $901,860)		1,225,590
Total Purchased Options Outstanding (0.1%) (Cost $5,970)		1,102
Total Investments (100.4%) (Cost $907,830) including $8,213 of Securities Loaned (f)(g)(h)		1,226,692
Liabilities in Excess of Other Assets (–0.4%)		(5,370)
Net Assets (100.0%)		$1,221,322

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

The Fund had the following Derivative Contract - PIPE open at June 30, 2025:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Cantor Equity Partners, Inc.	Twenty One Capital, Inc. (a)(c)(d)(i)(j)	$22,616,412	12/31/25	$(918)	(0.08)%

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2025, were approximately $8,213,000 and $8,033,000, respectively. The Fund received cash collateral of approximately $732,114, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $7,301,320 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2025 amounts to approximately $26,739,000 and represents 2.2% of net assets.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended June 30, 2025, advisory fees paid were reduced by approximately $40,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended June 30, 2025, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with purchased options.
(h)	At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $385,106,000 and the aggregate gross unrealized depreciation is approximately $67,162,000, resulting in net unrealized appreciation of approximately $317,944,000.
(i)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
(j)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 1,076,972 shares at $21.00 per share on the settlement date pursuant to the closing of the business combination between Twenty One Capital, Inc., and Cantor Equity Partners, Inc., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Cantor Equity Partners, Inc., and Twenty One Capital, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Cantor Equity Partners, Inc., and Twenty One Capital, Inc. The investment is restricted from resale until the settlement date.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep–25	103,825,529	$103,826	$9	$431	$(422)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.71	May–26	265,653,233	265,653	555	1,106	(551)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct–25	212,383,402	212,383	55	924	(869)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul–25	97,459,329	97,459	1	424	(423)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb–26	262,108,699	262,109	251	1,082	(831)
Standard Chartered Bank	USD/CNH	CNH	7.90	Apr–26	172,375,736	172,376	176	837	(661)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec–25	245,910,824	245,911	55	1,166	(1,111)
							$1,102	$5,970	$(4,868)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	36.7%
Information Technology Services	15.7
Software	14.7
Trading Companies & Distributors	11.2
Financial Services	8.4
Specialty Retail	7.5
Entertainment	5.8
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2025.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with unrealized depreciation of approximately $918,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments

Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (96.1%)
Aerospace & Defense (1.1%)
Huntington Ingalls Industries, Inc.	197	$48
Textron, Inc.	601	48
		96
Air Freight & Logistics (0.4%)
FedEx Corp.	136	31

Automobile Components (0.3%)
Lear Corp.	257	24

Automobiles (0.3%)
General Motors Co.	488	24

Banks (7.5%)
Bank OZK	1,928	91
BOK Financial Corp.	936	91
Columbia Banking System, Inc.	3,879	91
First Citizens BancShares, Inc., Class A	47	92
FNB Corp.	6,254	91
Western Alliance Bancorp	1,191	93
Zions Bancorp NA	1,795	93
		642
Beverages (0.5%)
Molson Coors Beverage Co., Class B	902	43

Biotechnology (1.7%)
Biogen, Inc. (a)	386	48
Regeneron Pharmaceuticals, Inc.	96	50
United Therapeutics Corp. (a)	169	49
		147
Broadline Retail (0.5%)
Kohl's Corp.	2,381	20
Macy's, Inc.	1,744	21
		41
Building Products (1.7%)
Builders FirstSource, Inc. (a)	413	48
Fortune Brands Innovations, Inc.	931	48
Owens Corning	354	49
		145
Capital Markets (5.1%)
Affiliated Managers Group, Inc.	316	62
Franklin Resources, Inc.	2,578	62
Invesco Ltd.	3,956	62
Janus Henderson Group PLC	1,597	62
Northern Trust Corp.	522	66
State Street Corp.	584	62
T. Rowe Price Group, Inc.	630	61
		437
Chemicals (2.6%)
Ashland, Inc.	632	32
Axalta Coating Systems Ltd. (a)	1,050	31
Chemours Co.	2,870	33
Eastman Chemical Co.	412	31
FMC Corp.	740	31
LyondellBasell Industries NV, Class A	524	30
Olin Corp.	1,586	32
		220
Commercial Services & Supplies (0.2%)
Vestis Corp.	2,488	14

Construction & Engineering (0.6%)
WillScot Holdings Corp.	1,765	48

Consumer Finance (2.2%)
Ally Financial, Inc.	1,581	62
OneMain Holdings, Inc.	1,086	62
Synchrony Financial	948	63
		187
Consumer Staples Distribution & Retail (2.4%)
Albertsons Cos., Inc., Class A	3,137	67
Kroger Co.	957	69
Target Corp.	719	71
		207
Containers & Packaging (1.1%)
Graphic Packaging Holding Co.	1,449	31
Sealed Air Corp.	1,012	31
Sonoco Products Co.	705	31
		93
Distributors (0.2%)
LKQ Corp.	526	19

Diversified Consumer Services (0.2%)
ADT, Inc.	2,345	20

Diversified REITs (0.3%)
WP Carey, Inc. REIT	483	30

Diversified Telecommunication Services (1.9%)
Verizon Communications, Inc.	3,818	165

Electric Utilities (2.2%)
Edison International	942	49
Evergy, Inc.	702	48
PG&E Corp.	3,378	47
Pinnacle West Capital Corp.	532	48
		192
Electrical Equipment (1.1%)
Regal Rexnord Corp.	331	48
Sensata Technologies Holding PLC	1,647	50
		98
Electronic Equipment, Instruments & Components (1.6%)
Arrow Electronics, Inc. (a)	256	33
Avnet, Inc.	623	33
Ingram Micro Holding Corp.	1,622	34
TD SYNNEX Corp.	253	34
		134
Energy Equipment & Services (1.5%)
NOV, Inc.	4,861	61
Weatherford International PLC	1,298	65
		126
Entertainment (0.3%)
Playtika Holding Corp.	5,052	24

Financial Services (3.6%)
Corebridge Financial, Inc.	1,796	64
Global Payments, Inc.	764	61
MGIC Investment Corp.	2,170	60

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Voya Financial, Inc.	872	$62
Western Union Co.	6,863	58
		305
Food Products (3.1%)
Conagra Brands, Inc.	2,051	42
J.M. Smucker Co.	452	44
Kraft Heinz Co.	1,707	44
Pilgrim's Pride Corp.	965	44
Seaboard Corp.	16	46
Smithfield Foods, Inc.	1,882	44
		264
Gas Utilities (1.1%)
MDU Resources Group, Inc.	2,952	49
UGI Corp.	1,303	48
		97
Ground Transportation (0.4%)
Ryder System, Inc.	203	32

Health Care Equipment & Supplies (1.1%)
QuidelOrtho Corp. (a)	1,717	50
Teleflex, Inc.	406	48
		98
Health Care Providers & Services (5.1%)
Acadia Healthcare Co., Inc. (a)	2,220	50
Centene Corp. (a)	873	47
Cigna Group	152	50
CVS Health Corp.	710	49
Elevance Health, Inc.	128	50
Humana, Inc.	196	48
Premier, Inc., Class A	2,162	48
UnitedHealth Group, Inc.	157	49
Universal Health Services, Inc., Class B	276	50
		441
Health Care REITs (0.7%)
Alexandria Real Estate Equities, Inc. REIT	431	31
Omega Healthcare Investors, Inc. REIT	833	31
		62
Hotel & Resort REITs (0.7%)
Host Hotels & Resorts, Inc. REIT	1,956	30
Park Hotels & Resorts, Inc. REIT	3,010	31
		61
Hotels, Restaurants & Leisure (1.9%)
Boyd Gaming Corp.	252	20
Carnival Corp. (a)	805	23
Expedia Group, Inc.	116	19
Marriott Vacations Worldwide Corp.	280	20
MGM Resorts International (a)	563	19
Penn Entertainment, Inc. (a)	1,116	20
Travel & Leisure Co.	391	20
Wendy's Co.	1,627	19
		160
Household Durables (0.8%)
Lennar Corp., Class A	122	14
Lennar Corp., Class B	127	13
Mohawk Industries, Inc. (a)	128	13
Newell Brands, Inc.	2,354	13
Whirlpool Corp.	137	14
		67
Household Products (1.7%)
Reynolds Consumer Products, Inc.	3,323	71
Spectrum Brands Holdings, Inc.	1,360	72
		143
Independent Power & Renewable Electricity Producers (0.6%)
AES Corp.	4,516	48

Information Technology Services (1.5%)
Akamai Technologies, Inc. (a)	267	21
Amdocs Ltd.	226	21
Cognizant Technology Solutions Corp., Class A	271	21
DXC Technology Co. (a)	1,412	22
EPAM Systems, Inc. (a)	127	22
Globant SA (a)	235	21
		128
Insurance (3.9%)
Assured Guaranty Ltd.	480	42
Axis Capital Holdings Ltd.	404	42
Brighthouse Financial, Inc. (a)	701	38
CNA Financial Corp.	914	42
Lincoln National Corp.	1,247	43
Loews Corp.	465	43
RenaissanceRe Holdings Ltd.	169	41
Unum Group	524	42
		333
Interactive Media & Services (0.5%)
Angi, Inc. (a)	1,499	23
TripAdvisor, Inc. (a)	1,731	22
		45
Life Sciences Tools & Services (0.6%)
Avantor, Inc. (a)	3,624	49

Machinery (6.1%)
AGCO Corp.	452	47
Allison Transmission Holdings, Inc.	505	48
CNH Industrial NV	3,605	47
Cummins, Inc.	147	48
Gates Industrial Corp. PLC (a)	2,111	49
Middleby Corp. (a)	327	47
Oshkosh Corp.	425	48
PACCAR, Inc.	510	48
Stanley Black & Decker, Inc.	717	49
Timken Co.	654	47
Toro Co.	670	47
		525
Media (1.6%)
Charter Communications, Inc., Class A (a)	59	24
Comcast Corp., Class A	657	24
Fox Corp., Class B	444	23
Nexstar Media Group, Inc., Class A	134	23
Omnicom Group, Inc.	323	23
Sirius XM Holdings, Inc.	1,046	24
		141

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Metals & Mining (0.4%)
Alcoa Corp.	1,098	$32

Mortgage Real Estate Investment (0.7%)
Rithm Capital Corp. REIT	5,200	59

Multi-Utilities (0.6%)
Sempra	634	48

Office REITs (0.7%)
Highwoods Properties, Inc. REIT	976	30
Kilroy Realty Corp. REIT	877	30
		60
Oil, Gas & Consumable Fuels (4.2%)
APA Corp.	3,290	60
Chord Energy Corp.	640	62
Civitas Resources, Inc.	2,063	57
Devon Energy Corp.	1,943	62
Matador Resources Co.	1,297	62
Ovintiv, Inc.	1,605	61
		364
Passenger Airlines (1.1%)
Alaska Air Group, Inc. (a)	651	32
Delta Air Lines, Inc.	641	31
United Airlines Holdings, Inc. (a)	410	33
		96
Pharmaceuticals (4.0%)
Bristol-Myers Squibb Co.	1,035	48
Jazz Pharmaceuticals PLC (a)	453	48
Merck & Co., Inc.	618	49
Organon & Co.	5,035	49
Perrigo Co. PLC	1,846	49
Pfizer, Inc.	2,048	50
Viatris, Inc.	5,542	49
		342
Professional Services (1.1%)
Amentum Holdings, Inc. (a)	671	16
Clarivate PLC (a)	3,485	15
Concentrix Corp.	287	15
Genpact Ltd.	352	16
ManpowerGroup, Inc.	379	15
Science Applications International Corp.	140	16
		93
Real Estate Management & Development (0.4%)
Howard Hughes Holdings, Inc. (a)	452	31

Retail REITs (0.4%)
NNN REIT, Inc. REIT	721	31

Semiconductors & Semiconductor Equipment (3.1%)
Amkor Technology, Inc.	2,106	44
Cirrus Logic, Inc. (a)	405	42
First Solar, Inc. (a)	285	47
GLOBALFOUNDRIES, Inc. (a)	1,150	44
MKS, Inc.	469	47
Skyworks Solutions, Inc.	590	44
		268
Software (2.0%)
Docusign, Inc. (a)	277	22
Dolby Laboratories, Inc., Class A	286	21
Dropbox, Inc., Class A (a)	732	21
Five9, Inc. (a)	771	20
Gen Digital, Inc.	708	21
RingCentral, Inc., Class A (a)	764	22
Teradata Corp. (a)	952	21
Zoom Communications, Inc., Class A (a)	266	21
		169
Specialized REITs (1.1%)
Gaming & Leisure Properties, Inc. REIT	659	31
Millrose Properties, Inc. REIT	1,090	31
VICI Properties, Inc. REIT	947	31
		93
Specialty Retail (1.2%)
AutoNation, Inc. (a)	100	20
Bath & Body Works, Inc.	699	21
Best Buy Co., Inc.	290	19
Gap, Inc.	926	20
Lithia Motors, Inc., Class A	59	20
		100
Tech Hardware, Storage & Peripherals (1.2%)
Hewlett Packard Enterprise Co.	1,773	36
HP, Inc.	1,310	32
Sandisk Corp. (a)	701	32
		100
Textiles, Apparel & Luxury Goods (0.3%)
Carter's, Inc.	420	13
PVH Corp.	198	13
		26
Trading Companies & Distributors (1.1%)
Air Lease Corp.	821	48
WESCO International, Inc.	260	48
		96
Total Common Stocks (Cost $8,335)		8,214

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (b) (Cost $203)	202,717	203
Total Investments (98.5%) (Cost $8,538) (c)(d)		8,417
Other Assets in Excess of Liabilities (1.5%)		132
Net Assets (100.0%)		$8,549

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended June 30, 2025, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended June 30, 2025, the Fund did not engage in any cross-trade transactions.
(d)	At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $594,000 and the aggregate gross unrealized depreciation is approximately $715,000, resulting in net unrealized depreciation of approximately $121,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	75.8%
Banks	7.6
Machinery	6.2
Health Care Providers & Services	5.2
Capital Markets	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (38.6%)
Agency Fixed Rate Mortgages (4.2%)
United States (4.2%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
2.00%, 5/1/51		$1,209	$936
2.50%, 4/1/52		2,309	1,868
4.50%, 1/1/49		56	55
Gold Pools:
3.50%, 1/1/44 - 6/1/45		403	375
4.50%, 1/1/49		15	14
6.50%, 5/1/32		17	18
7.50%, 5/1/35		1	1
Federal National Mortgage Association, Conventional Pools:
2.00%, 3/1/52		1,664	1,321
2.50%, 9/1/52		2,569	2,137
3.00%, 7/1/49 - 6/1/52		4,250	3,707
3.50%, 3/1/47 - 1/1/51		845	770
4.00%, 4/1/45 - 9/1/45		456	433
4.50%, 3/1/41 - 11/1/44		61	60
5.00%, 1/1/41 - 3/1/41		156	158
6.00%, 1/1/38		1	1
6.50%, 12/1/29		2	2
7.50%, 8/1/37		2	2
July TBA:
3.00%, 7/1/54 (a)		230	199
3.50%, 7/1/54 (a)		770	693
4.00%, 7/1/54 (a)		820	762
4.50%, 7/1/54 (a)		900	861
5.00%, 7/1/54 (a)		3,380	3,313
5.50%, 7/1/54 (a)		4,320	4,319
6.00%, 7/1/54 (a)		2,030	2,063
Government National Mortgage Association, Various Pools:
4.00%, 8/20/41 - 11/20/42		102	98
4.50%, 6/20/49		21	20
5.00%, 2/20/49 - 6/20/49		57	56
5.50%, 8/15/39		14	14
			24,256
Asset-Backed Securities (0.9%)
United States (0.9%)
AASET MT-1 Ltd., Class A
5.52%, 2/16/50 (b)		400	405
ACM Auto Trust, Class A
5.55%, 6/20/28 (b)		926	927
11.40%, 1/21/31 (b)		435	443
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%,
5.19%, 12/25/32 (c)		419	395
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (b)		700	695
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%,
2.71%, 7/25/39 (c)	EUR	202	224
STAR Trust, Class A
1 Month Term SOFR + 1.75%,
6.06%, 10/17/41 (b)(c)		$799	804
VINE Trust, Class A
4.75%, 12/17/40 (b)		942	933
			4,826
Commercial Mortgage-Backed Securities (0.6%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%,
3.29%, 4/22/33 (c)	EUR	74	87

United States (0.6%)
BAMLL Trust,
1 Month Term SOFR + 2.35%,
6.66%, 8/15/39 (b)(c)		$800	806
BPR Trust,
1 Month Term SOFR + 3.00%,
7.31%, 5/15/39 (b)(c)		400	401
GS Mortgage Securities Corp. Trust,
1 Month Term SOFR + 1.79%,
6.10%, 6/15/34 (b)(c)		700	701
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%,
5.93%, 6/15/39 (b)(c)		600	601
Life Mortgage Trust,
1 Month Term SOFR + 1.30%,
5.61%, 5/15/39 (b)(c)		500	485
			2,994
			3,081
Corporate Bonds (7.5%)
Australia (0.3%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	527
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		575	520
Westpac Banking Corp.,
2.67%, 11/15/35		650	573
			1,620
Brazil (0.1%)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
2.50%, 1/15/27		350	341

Canada (0.5%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		275	277
Province of Ontario Canada,
4.10%, 3/4/33	CAD	890	679
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,270	1,300
Rogers Communications, Inc.,
3.80%, 3/15/32		$625	581
Royal Bank of Canada,
5.15%, 2/4/31		300	306
			3,143

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Denmark (0.1%)
Danske Bank AS,
5.02%, 3/4/31 (b)		$475	$480

France (0.6%)
AXA SA,
3.25%, 5/28/49	EUR	400	472
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	471
1.25%, 12/5/25	GBP	400	542
BNP Paribas SA,
1.13%, 6/11/26	EUR	285	332
1.25%, 7/13/31	GBP	200	221
4.38%, 1/13/29	EUR	400	491
BPCE SA,
4.00%, 11/29/32		400	494
5.75%, 6/1/33		300	380
Orange SA,
5.00%, 10/1/26 (e)		100	121
			3,524
Germany (0.6%)
Allianz SE,
2.12%, 7/8/50		100	111
5.82%, 7/25/53		400	531
Kreditanstalt fuer Wiederaufbau,
0.38%, 4/23/30		1,260	1,351
RWE AG,
3.63%, 1/10/32		210	253
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		900	1,048
			3,294
Ireland (0.1%)
AIB Group PLC,
5.87%, 3/28/35 (b)		$500	516

Japan (0.1%)
JT International Financial Services BV,
3.63%, 4/11/34	EUR	400	466

Korea, Republic of (0.1%)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		$730	715

Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	400	458
Logicor Financing SARL,
1.50%, 7/13/26		300	349
			807
Netherlands (0.0%)‡
Alliander NV,
4.50%, 3/27/32 (e)		120	145

Spain (0.3%)
Banco Santander SA,
5.18%, 11/19/25		$800	801
CaixaBank SA,
4.00%, 3/5/37	EUR	600	706
			1,507
Sweden (0.0%)‡
Akelius Residential Property Financing BV,
1.13%, 1/11/29		200	219

United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	554

United Kingdom (0.4%)
BAT Capital Corp.,
3.56%, 8/15/27		903	889
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	409
2.87%, 11/22/32		$300	265
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32	GBP	200	284
NatWest Group PLC,
4.96%, 8/15/30		$625	632
			2,479
United States (4.1%)
Air Lease Corp.,
3.13%, 12/1/30		650	601
Aon North America, Inc.,
5.45%, 3/1/34		675	694
AT&T, Inc.,
2.90%, 12/4/26	GBP	350	470
3.65%, 6/1/51		$625	444
Bank of America Corp.,
5.87%, 9/15/34		1,200	1,267
Bank of New York Mellon Corp.,
MTN
5.19%, 3/14/35		550	557
Boeing Co.,
5.81%, 5/1/50		375	360
6.26%, 5/1/27		100	103
6.30%, 5/1/29		200	212
Charles Schwab Corp.,
5.85%, 5/19/34		710	755
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42		200	143
6.48%, 10/23/45		475	471
Chubb INA Holdings LLC,
0.88%, 6/15/27	EUR	400	458
Citigroup, Inc.,
3.79%, 3/17/33		$1,300	1,216
Comcast Corp.,
3.25%, 9/26/32	EUR	450	528

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
United States (cont’d)
Enterprise Products Operating LLC,
3.95%, 1/31/60		$275	$200
4.95%, 2/15/35		175	175
Foundry JV Holdco LLC,
5.50%, 1/25/31 (b)		800	821
Gilead Sciences, Inc.,
5.60%, 11/15/64		200	197
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	520	525
5.85%, 4/25/35		$525	551
Hyundai Capital America,
5.30%, 6/24/29 (b)		800	815
Jefferies Financial Group, Inc.,
2.63%, 10/15/31		475	414
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		975	855
JPMorgan Chase & Co.,
6.25%, 10/23/34		1,450	1,577
Kinder Morgan, Inc.,
5.15%, 6/1/30		625	638
Las Vegas Sands Corp.,
5.63%, 6/15/28		350	357
5.90%, 6/1/27		275	281
6.00%, 8/15/29 - 6/14/30		294	303
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	262
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	538
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		375	350
Nuveen LLC,
5.85%, 4/15/34 (b)		225	234
ONEOK, Inc.,
5.05%, 11/1/34		175	170
6.05%, 9/1/33		450	472
Oracle Corp.,
5.50%, 8/3/35		225	230
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		250	232
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		925	1,034
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	342
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51		100	76
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	673
1.88%, 10/1/49		100	76
Transcontinental Gas Pipe Line Co. LLC,
4.60%, 3/15/48		$550	464
U.S. Bancorp,
5.84%, 6/12/34		462	486
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	563
Verizon Communications, Inc.,
1.88%, 9/19/30	GBP	300	359
2.55%, 3/21/31		$625	561
Vontier Corp.,
2.40%, 4/1/28		250	235
			23,345
			43,155
Mortgages - Other (1.3%)
Netherlands (0.0%)‡
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%,
3.38%, 1/25/39 (c)	EUR	306	333

United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%,
2.25%, 6/18/38 (c)		139	163
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%,
6.53%, 4/17/44 (c)	GBP	138	183
			346
United States (1.2%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$21	6
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		575	490
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		760	757
ChaseFlex Trust,
6.00%, 2/25/37		20	7
Citigroup Mortgage Loan Trust, Class A1
6.00%, 6/25/55 (b)(c)		495	500
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		200	172
3.00%, 10/25/58		23	20
4.00%, 10/25/58		21	20
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		41	35
3.00%, 7/25/46		15	13
3.00%, 5/25/47		97	83
3.50%, 5/25/45		15	13
3.50%, 9/25/45		37	33
3.50%, 7/25/46		22	19
4.00%, 5/25/45		4	4
3.00%, 12/25/46		53	46
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		462	377
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		387	317

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
United States (cont’d)
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		$429	$366
3.00%, 9/25/52 (b)(c)		467	399
3.25%, 7/25/52 (b)(c)		536	473
6.00%, 6/25/55 (b)(c)		873	882
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		455	372
Onslow Bay Financial LLC, Class A1
3.00%, 1/25/52 (b)(c)		446	380
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)		682	685
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		540	441
			6,910
			7,589
Municipal Bond (0.0%)‡
Michigan (0.0%)‡
University of Michigan, MI,
Series A
4.45%, 4/1/2122(Cost $270)		270	212

Sovereign (18.2%)
Australia (0.8%)
Australia Government Bond,
1.25%, 5/21/32	AUD	2,240	1,248
Queensland Treasury Corp.,
3.25%, 5/21/35 (b)	EUR	130	153
Treasury Corp. of Victoria,
2.00%, 9/17/35	AUD	2,550	1,281
2.25%, 9/15/33		2,963	1,636
			4,318
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	360	381

Belgium (0.2%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29		160	179
1.70%, 6/22/50		460	354
3.45%, 6/22/43		650	743
			1,276
Canada (1.3%)
British Columbia Investment Management Corp.,
4.00%, 6/2/35	CAD	470	347
Canadian Government Bond,
2.00%, 12/1/51		100	54
3.25%, 12/1/33		6,040	4,460
OMERS Finance Trust,
4.75%, 3/26/31 (b)		$560	576
Province of Alberta Canada,
3.38%, 4/2/35	EUR	430	512
Province of British Columbia Canada,
4.75%, 6/12/34		$930	945
Province of Ontario Canada,
3.25%, 7/3/35 (f)	EUR	220	259
Province of Quebec Canada,
3.25%, 5/22/35	EUR	350	411
			7,564
Chile (0.2%)
Chile Government International Bond,
3.75%, 1/14/32		520	625
3.80%, 7/1/35 (f)		220	258
3.88%, 7/9/31		450	546
			1,429
China (3.5%)
China Development Bank,
3.34%, 7/14/25	CNY	3,150	440
China Government Bond,
1.43%, 1/25/30		15,760	2,195
2.04%, 11/25/34		5,670	815
2.37%, 1/20/27		16,110	2,283
2.69%, 8/15/32		11,730	1,755
2.80%, 11/15/32		18,840	2,845
3.12%, 10/25/52		4,620	805
3.13%, 11/21/29		19,580	2,931
3.27%, 11/19/30		24,960	3,817
3.52%, 4/25/46		460	82
3.53%, 10/18/51		1,240	229
3.81%, 9/14/50		3,890	751
3.86%, 7/22/49		6,430	1,228
			20,176
Colombia (0.1%)
Colombian TES,
7.00%, 3/26/31	COP	1,634,000	325

Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	248

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	461

Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	390	462

Finland (0.2%)
Finland Government Bond,
0.13%, 4/15/36		1,450	1,245

France (1.1%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		700	707
French Republic Government Bond OAT,
0.00%, 11/25/29		4,900	5,189
SNCF Reseau,
1.88%, 3/30/34		400	418
			6,314

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Germany (1.6%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31	EUR	2,070	$2,128
0.25%, 2/15/29		2,210	2,447
2.20%, 2/15/34		250	287
2.50%, 8/15/54		1,270	1,330
4.25%, 7/4/39		1,230	1,679
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,420	1,404
			9,275
Greece (0.1%)
Hellenic Republic Government Bond,
4.38%, 7/18/38		250	317

Hungary (0.1%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	51,360	130
Hungary Government International Bond,
5.38%, 9/12/33	EUR	115	146
6.25%, 9/22/32		$525	549
			825
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	11,802,000	808

Ireland (0.1%)
Ireland Government Bond,
0.40%, 5/15/35	EUR	500	460

Italy (1.1%)
Italy Buoni Poliennali Del Tesoro,
2.50%, 12/1/32		1,020	1,159
3.85%, 7/1/34		1,690	2,077
4.00%, 11/15/30		1,580	1,978
4.45%, 9/1/43		298	372
4.50%, 10/1/53		580	710
			6,296
Japan (2.5%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	350,500	2,333
0.90%, 9/20/34		419,000	2,792
1.10%, 6/20/34		177,000	1,204
1.40%, 3/20/35		367,450	2,545
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	1,019
0.40%, 9/20/49		207,750	881
0.70%, 12/20/51		249,250	1,075
Japan Government Twenty Year Bond,
0.40%, 6/20/41		413,600	2,210
			14,059
Korea, Republic of (0.2%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	626
Korea Development Bank,
0.80%, 7/19/26		590	570
			1,196
Lithuania (0.1%)
Republic of Lithuania,
3.50%, 7/3/31	EUR	290	353

Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	3,020	726
3.89%, 8/15/29		2,500	607
			1,333
Mexico (0.2%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,000	316
7.75%, 5/29/31 - 11/23/34		9,000	449
8.50%, 5/31/29		5,900	313
			1,078
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30	EUR	1,060	1,113
2.75%, 1/15/47		90	100
			1,213
New Zealand (0.3%)
New Zealand Government Bond,
4.25%, 5/15/34	NZD	240	144
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	2,130	1,425
			1,569
Nigeria (0.0%)‡
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	199

Norway (0.0%)‡
Norway Government Bond,
3.75%, 6/12/35	NOK	1,080	107

Poland (0.2%)
Bank Gospodarstwa Krajowego,
3.25%, 3/18/30	EUR	340	406
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	1,400	314
Republic of Poland Government International Bond,
3.13%, 7/7/32 (f)	EUR	420	493
3.88%, 7/7/37 (f)		180	211
			1,424
Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54		560	635

Romania (0.1%)
Romanian Government International Bond,
5.25%, 3/10/30		470	566

Saudi Arabia (0.2%)
Saudi Government International Bond,
3.38%, 3/5/32 (b)		600	705
5.13%, 1/13/28 (b)		$477	485
			1,190
Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	720	585

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Slovakia (0.2%)
Slovakia Government Bond,
3.75%, 2/27/40	EUR	860	$995

Slovenia (0.1%)
Slovenia Government International Bond,
5.00%, 9/19/33 (b)		$700	710

Spain (0.9%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	603
2.70%, 10/31/48		380	370
3.45%, 10/31/34		2,300	2,783
3.50%, 5/31/29		1,050	1,290
4.00%, 10/31/54		130	153
			5,199
Sweden (0.1%)
Sweden Government Bond,
2.25%, 5/11/35	SEK	2,860	303

Switzerland (0.2%)
Swiss Confederation Government Bond,
0.25%, 6/23/35	CHF	810	1,005

Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	8,270	254
2.00%, 12/17/31		27,070	860
			1,114
United Kingdom (1.3%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	490	562
0.63%, 10/22/50		2,220	1,121
0.88%, 7/31/33		1,900	2,003
3.50%, 10/22/25		780	1,068
4.25%, 7/31/34		305	413
4.50%, 6/7/28		690	965
4.75%, 10/22/43		790	1,037
			7,169
			104,182
Supranational (0.8%)
Asian Development Bank,
MTN
2.13%, 5/19/31	NZD	300	164
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31		$240	219
Corp. Andina de Fomento,
5.00%, 1/24/29 - 1/22/30		1,010	1,039
MTN
5.30%, 2/19/29	AUD	1,570	1,057
European Financial Stability Facility,
3.00%, 9/4/34	EUR	680	808
European Investment Bank,
0.00%, 1/14/31		1,050	1,079
			4,366
U.S. Treasury Securities (5.1%)
United States (5.1%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$5,160	3,210
1.75%, 8/15/41		1,770	1,176
U.S. Treasury Notes,
0.38%, 12/31/25		5,450	5,347
1.13%, 10/31/26		7,070	6,819
1.38%, 10/31/28—11/15/31		7,770	7,096
3.38%, 5/15/33		3,590	3,423
4.00%, 2/15/34		450	445
4.13%, 9/30/27		1,540	1,554
			29,070
Total Fixed Income Securities (Cost $221,180)			220,737

	Shares
Common Stocks (45.9%)
Australia (0.9%)
ANZ Group Holdings Ltd.	12,035	231
APA Group	5,378	29
Aristocrat Leisure Ltd.	2,340	100
ASX Ltd.	801	37
BHP Group Ltd.	21,134	508
BlueScope Steel Ltd.	1,808	28
Brambles Ltd.	5,713	88
CAR Group Ltd.	1,558	38
Cochlear Ltd.	270	53
Coles Group Ltd.	5,554	76
Commonwealth Bank of Australia	6,779	825
Computershare Ltd.	2,154	57
CSL Ltd.	2,019	319
Evolution Mining Ltd.	8,328	43
Fortescue Ltd.	7,143	72
Goodman Group REIT	8,342	188
Insurance Australia Group Ltd.	9,748	58
James Hardie Industries PLC (g)	1,748	47
Lottery Corp. Ltd.	9,103	32
Macquarie Group Ltd.	1,476	222
Medibank Pvt Ltd.	11,350	38
National Australia Bank Ltd.	12,527	325
Northern Star Resources Ltd.	5,748	71
Origin Energy Ltd.	7,087	50
Pro Medicus Ltd.	239	45
Qantas Airways Ltd.	3,032	21
QBE Insurance Group Ltd.	6,183	95
REA Group Ltd.	219	35
Reece Ltd.	917	9
Rio Tinto Ltd.	1,539	109
Santos Ltd.	13,544	68
Scentre Group REIT	21,466	50
SGH Ltd.	824	29
Sigma Healthcare Ltd.	19,091	38
Sonic Healthcare Ltd.	1,886	33
South32 Ltd.	19,122	37
Stockland REIT	9,961	35
Suncorp Group Ltd.	4,422	63
Telstra Group Ltd.	16,764	53

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Transurban Group (Units)	12,901	$119
Vicinity Ltd. REIT	15,984	26
Washington H Soul Pattinson & Co. Ltd.	985	27
Wesfarmers Ltd.	4,671	261
Westpac Banking Corp.	14,006	312
WiseTech Global Ltd.	830	60
Woodside Energy Group Ltd.	7,877	122
Woolworths Group Ltd.	5,068	104
Xero Ltd. (g)	599	71
		5,357
Austria (0.0%)‡
Erste Group Bank AG	1,355	115
OMV AG	644	35
Verbund AG	298	23
		173
Belgium (0.1%)
Ageas SA	615	42
Anheuser-Busch InBev SA	4,062	279
Argenx SE (g)	252	139
D'ieteren Group	88	19
Elia Group SA	199	23
Groupe Bruxelles Lambert NV	341	29
KBC Group NV	948	98
Lotus Bakeries NV	2	19
Sofina SA	62	21
Syensqo SA	298	23
UCB SA	523	103
		795
Canada (1.7%)
Agnico Eagle Mines Ltd.	2,185	260
Alamos Gold, Inc., Class A	1,754	47
Alimentation Couche-Tard, Inc.	3,156	157
AltaGas Ltd.	1,216	35
ARC Resources Ltd.	2,408	51
Bank of Montreal	2,956	328
Bank of Nova Scotia	5,102	282
Barrick Mining Corp.	7,263	151
BCE, Inc.	301	7
Brookfield Asset Management Ltd., Class A	1,672	93
Brookfield Corp.	5,526	342
Brookfield Renewable Corp.	563	18
CAE, Inc. (g)	1,187	35
Cameco Corp.	1,810	134
Canadian Imperial Bank of Commerce	3,873	275
Canadian National Railway Co.	2,199	229
Canadian Natural Resources Ltd.	8,703	274
Canadian Pacific Kansas City Ltd.	3,862	307
Canadian Tire Corp. Ltd., Class A	211	29
Canadian Utilities Ltd., Class A	549	15
CCL Industries, Inc., Class B	604	35
Celestica, Inc. (g)	468	73
Cenovus Energy, Inc.	5,652	77
CGI, Inc.	827	87
Constellation Software, Inc.	82	301
Descartes Systems Group, Inc. (g)	347	35
Dollarama, Inc.	1,145	161
Element Fleet Management Corp.	1,655	41
Emera, Inc.	1,215	56
Empire Co. Ltd., Class A	523	22
Enbridge, Inc.	9,000	408
Fairfax Financial Holdings Ltd.	81	146
First Quantum Minerals Ltd. (g)	2,937	52
FirstService Corp.	166	29
Fortis, Inc.	2,041	97
Franco-Nevada Corp.	809	133
George Weston Ltd.	239	48
GFL Environmental, Inc.	866	44
Gildan Activewear, Inc.	579	29
Great-West Lifeco, Inc.	1,138	43
Hydro One Ltd.	1,362	49
iA Financial Corp., Inc.	381	42
IGM Financial, Inc.	341	11
Imperial Oil Ltd.	745	59
Intact Financial Corp.	732	170
Ivanhoe Mines Ltd., Class A (g)	3,096	23
Keyera Corp.	946	31
Kinross Gold Corp.	5,380	84
Loblaw Cos. Ltd.	619	102
Lundin Gold, Inc.	484	26
Lundin Mining Corp.	2,901	31
Magna International, Inc.	1,087	42
Manulife Financial Corp.	7,041	225
Metro, Inc.	854	67
National Bank of Canada	1,596	165
Nutrien Ltd.	1,994	116
Open Text Corp.	1,063	31
Pan American Silver Corp.	1,548	44
Pembina Pipeline Corp.	2,411	91
Power Corp. of Canada	2,282	89
Quebecor, Inc., Class B	644	20
RB Global, Inc.	751	80
Restaurant Brands International, Inc.	1,280	85
Rogers Communications, Inc., Class B	1,482	44
Royal Bank of Canada	5,791	763
Saputo, Inc.	1,025	21
Shopify, Inc., Class A (g)	4,911	566
Stantec, Inc.	463	50
Sun Life Financial, Inc.	2,318	154
Suncor Energy, Inc.	5,108	191
TC Energy Corp.	4,160	203
Teck Resources Ltd., Class B	1,955	79
TELUS Corp.	2,057	33
TFI International, Inc.	322	29
Thomson Reuters Corp.	641	129
TMX Group Ltd.	1,149	49
Toromont Industries Ltd.	333	30
Toronto-Dominion Bank	7,186	529

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont’d)
Tourmaline Oil Corp.	1,450	$70
West Fraser Timber Co. Ltd.	224	16
Wheaton Precious Metals Corp.	1,918	172
Whitecap Resources, Inc.	5,066	34
WSP Global, Inc.	532	109
		9,940
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (g)(h)	42,000	—

Denmark (0.3%)
AP Moller - Maersk AS Series B	29	53
Carlsberg AS Series B	394	56
Coloplast AS Series B	516	49
Danske Bank AS	2,846	116
Demant AS (g)	351	15
DSV AS	845	203
Genmab AS (g)	261	54
Novo Nordisk AS, Class B	13,275	920
Novonesis Novozymes B Series B	1,449	104
Orsted AS (g)	689	30
Pandora AS	341	60
Rockwool AS, Class B	383	18
Tryg AS	1,397	36
Vestas Wind Systems AS	4,066	61
		1,775
Finland (0.2%)
Elisa OYJ	563	32
Fortum OYJ	1,812	34
Kesko OYJ, Class B	1,105	27
Kone OYJ, Class B	1,369	90
Metso OYJ	2,478	32
Neste OYJ	1,706	23
Nokia OYJ	22,155	115
Nordea Bank Abp	12,671	188
Orion OYJ, Class B	439	33
Sampo OYJ, Class A	9,752	105
Stora Enso OYJ, Class R	2,286	25
UPM-Kymmene OYJ	2,110	58
Wartsila OYJ Abp	2,038	48
		810
France (1.5%)
Accor SA	812	43
Aeroports de Paris SA	143	18
Air Liquide SA	2,377	490
Airbus SE	2,415	505
Alstom SA (g)	1,435	34
Amundi SA	252	21
ArcelorMittal SA	1,905	61
Arkema SA	231	17
AXA SA	7,291	358
BioMerieux	171	24
BNP Paribas SA	4,158	373
Bollore SE	2,914	18
Bouygues SA	773	35
Bureau Veritas SA	1,301	44
Capgemini SE	666	114
Carrefour SA	2,440	34
Cie de Saint-Gobain SA	1,825	214
Cie Generale des Etablissements Michelin SCA	2,817	105
Covivio SA REIT	227	14
Credit Agricole SA	4,324	82
Danone SA	2,669	218
Dassault Aviation SA	80	28
Dassault Systemes SE	2,779	101
Edenred SE	939	29
Eiffage SA	280	39
Engie SA	7,457	175
EssilorLuxottica SA	1,244	342
Eurazeo SE	166	12
Eurofins Scientific SE	480	34
Euronext NV	317	54
FDJ UNITED	459	18
Gecina SA REIT	189	21
Getlink SE	1,234	24
Hermes International SCA	131	355
Ipsen SA	153	18
Kering SA	305	67
Klepierre SA REIT (g)	889	35
Legrand SA	1,074	144
L'Oreal SA	1,006	431
LVMH Moet Hennessy Louis Vuitton SE	1,135	594
Orange SA	7,616	116
Pernod Ricard SA	824	82
Publicis Groupe SA	942	106
Renault SA	800	37
Rexel SA	915	28
Safran SA	1,468	479
Sanofi SA	4,550	441
Sartorius Stedim Biotech	117	28
Schneider Electric SE	2,249	604
Societe Generale SA	2,976	170
Sodexo SA	361	22
STMicroelectronics NV	2,716	83
Teleperformance SE	219	21
Thales SA	374	111
TotalEnergies SE	8,392	513
Unibail-Rodamco-Westfield REIT	495	48
Veolia Environnement SA	2,540	91
Vinci SA	2,016	297
		8,620
Germany (1.4%)
adidas AG	707	165
Allianz SE (Registered)	1,583	642
BASF SE	3,670	181
Bayer AG (Registered)	4,050	122
Bayerische Motoren Werke AG	1,187	106
Bayerische Motoren Werke AG (Preference)	229	19

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont’d)
Beiersdorf AG	407	$51
Brenntag SE	495	33
Commerzbank AG	3,654	115
Continental AG	454	40
Covestro AG (g)	738	52
CTS Eventim AG & Co. KGaA	259	32
Daimler Truck Holding AG	1,935	92
Delivery Hero SE (g)	789	21
Deutsche Bank AG (Registered)	7,543	224
Deutsche Boerse AG	764	250
Deutsche Lufthansa AG (Registered)	2,469	21
Deutsche Post AG (Registered)	3,943	183
Deutsche Telekom AG (Registered)	14,348	525
Dr. Ing hc F Porsche AG (Preference)	466	23
E.ON SE	9,148	168
Evonik Industries AG	1,059	22
Fresenius Medical Care AG	901	52
Fresenius SE & Co. KGaA	1,734	87
GEA Group AG	602	42
Hannover Rueck SE (Registered)	250	79
Heidelberg Materials AG	550	129
Henkel AG & Co. KGaA	424	31
Henkel AG & Co. KGaA (Preference)	690	54
Infineon Technologies AG	5,286	226
Knorr-Bremse AG	296	29
LEG Immobilien SE	304	27
Mercedes-Benz Group AG (Registered)	2,999	175
Merck KGaA	522	68
MTU Aero Engines AG	222	99
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	554	360
Nemetschek SE	237	34
Porsche Automobil Holding SE (Preference)	636	25
Qiagen NV (g)	868	42
Rational AG	21	18
Rheinmetall AG	176	373
RWE AG	2,599	109
SAP SE	4,318	1,320
Sartorius AG (Preference)	106	27
Scout24 SE	309	43
Siemens AG (Registered)	3,106	798
Siemens Energy AG (g)	2,766	323
Siemens Healthineers AG	1,393	77
Symrise AG	542	57
Talanx AG	266	34
Volkswagen AG (Preference)	856	90
Vonovia SE	3,034	108
Zalando SE (g)	915	30
		8,053
Hong Kong (0.3%)
AIA Group Ltd.	42,983	389
BOC Hong Kong Holdings Ltd.	14,928	65
CK Asset Holdings Ltd.	7,642	34
CK Hutchison Holdings Ltd.	10,845	67
CK Infrastructure Holdings Ltd.	2,508	17
CLP Holdings Ltd.	6,620	56
Futu Holdings Ltd. ADR	237	29
Galaxy Entertainment Group Ltd.	8,594	38
Hang Seng Bank Ltd.	3,035	45
Henderson Land Development Co. Ltd.	5,643	20
HKT Trust & HKT Ltd.	15,473	23
Hong Kong & China Gas Co. Ltd.	45,338	38
Hong Kong Exchanges & Clearing Ltd.	4,809	259
Hongkong Land Holdings Ltd.	4,401	25
Jardine Matheson Holdings Ltd.	642	31
Link REIT	10,378	56
MTR Corp. Ltd.	6,276	23
Power Assets Holdings Ltd.	5,588	36
Sands China Ltd.	9,305	19
Sino Land Co. Ltd.	14,300	15
SITC International Holdings Co. Ltd.	5,621	18
Sun Hung Kai Properties Ltd.	5,692	66
Swire Pacific Ltd., Class A	1,423	12
Techtronic Industries Co. Ltd.	5,962	66
WH Group Ltd.	33,738	32
Wharf Holdings Ltd.	4,262	13
Wharf Real Estate Investment Co. Ltd.	6,664	19
		1,511
Ireland (0.1%)
AIB Group PLC	8,376	69
Bank of Ireland Group PLC	3,957	56
Kerry Group PLC, Class A	667	74
Kingspan Group PLC	623	53
Ryanair Holdings PLC	3,392	96
		348
Israel (0.1%)
Azrieli Group Ltd.	171	16
Bank Hapoalim BM	5,061	97
Bank Leumi Le-Israel BM	6,048	113
Check Point Software Technologies Ltd. (g)	352	78
CyberArk Software Ltd. (g)	191	78
Elbit Systems Ltd.	108	48
ICL Group Ltd.	3,123	21
Israel Discount Bank Ltd., Class A	4,958	49
Mizrahi Tefahot Bank Ltd.	627	41
Monday.com Ltd. (g)	165	52
Nice Ltd. (g)	255	43
Teva Pharmaceutical Industries Ltd. ADR (g)	4,653	78
Wix.com Ltd. (g)	215	34
		748
Italy (0.4%)
Banca Mediolanum SpA	913	16
Banco BPM SpA	4,689	55
BPER Banca SpA	4,126	37
Davide Campari-Milano NV	2,528	17
DiaSorin SpA	91	10
Enel SpA	33,440	317

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont’d)
Eni SpA	9,037	$146
Ferrari NV	521	255
FinecoBank Banca Fineco SpA	2,509	56
Generali	3,549	126
Infrastrutture Wireless Italiane SpA	1,133	14
Intesa Sanpaolo SpA	62,346	359
Leonardo SpA	1,628	92
Mediobanca Banca di Credito Finanziario SpA	2,068	48
Moncler SpA	976	56
Nexi SpA	1,958	12
Poste Italiane SpA	1,866	40
Prysmian SpA	1,152	82
Recordati Industria Chimica e Farmaceutica SpA	468	29
Snam SpA	8,254	50
Stellantis NV	8,338	83
Telecom Italia SpA (g)	43,306	21
Tenaris SA	1,673	31
Terna - Rete Elettrica Nazionale	5,759	59
UniCredit SpA	5,777	388
Unipol Assicurazioni SpA	1,494	30
		2,429
Netherlands (0.7%)
ABN AMRO Bank NV CVA	1,896	52
Adyen NV (g)	105	193
Aegon Ltd.	5,438	39
AerCap Holdings NV	767	90
Akzo Nobel NV	703	49
ASM International NV	194	124
ASML Holding NV	1,644	1,317
ASR Nederland NV	611	41
BE Semiconductor Industries NV	333	50
Coca-Cola Europacific Partners PLC	960	89
CVC Capital Partners PLC	844	17
DSM-Firmenich AG	771	82
EXOR NV	366	37
Heineken Holding NV	536	40
Heineken NV	1,192	104
IMCD NV	243	33
ING Groep NV	13,009	285
InPost SA (g)	912	15
JDE Peet's NV	704	20
Koninklijke Ahold Delhaize NV	3,799	159
Koninklijke KPN NV	15,897	78
Koninklijke Philips NV	3,427	82
NN Group NV	1,107	74
Prosus NV (g)	5,444	305
Randstad NV	439	20
Universal Music Group NV	4,486	146
Wolters Kluwer NV	987	165
		3,706
New Zealand (0.0%)‡
Auckland International Airport Ltd.	8,224	39
Contact Energy Ltd.	3,848	21
Fisher & Paykel Healthcare Corp. Ltd.	2,809	62
Infratil Ltd.	4,497	29
Meridian Energy Ltd.	6,285	22
		173
Norway (0.1%)
Aker BP ASA	1,384	35
DNB Bank ASA	3,893	108
Equinor ASA	3,654	92
Gjensidige Forsikring ASA	877	22
Kongsberg Gruppen ASA	1,890	73
Mowi ASA	2,024	39
Norsk Hydro ASA	6,012	34
Orkla ASA	3,076	34
Salmar ASA	292	13
Telenor ASA	2,701	42
Yara International ASA	744	28
		520
Portugal (0.0%)‡
EDP Renovaveis SA	1,128	13
EDP SA	11,273	49
Galp Energia SGPS SA	1,494	27
Jeronimo Martins SGPS SA	1,016	26
		115
Singapore (0.2%)
CapitaLand Ascendas REIT	15,146	32
CapitaLand Integrated Commercial Trust REIT	23,674	40
CapitaLand Investment Ltd.	9,443	20
DBS Group Holdings Ltd.	8,600	304
Genting Singapore Ltd.	24,407	14
Grab Holdings Ltd., Class A (g)	9,913	50
Keppel Ltd.	5,920	34
Oversea-Chinese Banking Corp. Ltd.	13,739	176
Sea Ltd. ADR (g)	1,563	250
Sembcorp Industries Ltd.	3,638	20
Singapore Airlines Ltd.	6,034	33
Singapore Exchange Ltd.	3,361	39
Singapore Technologies Engineering Ltd.	6,250	38
Singapore Telecommunications Ltd.	30,446	92
United Overseas Bank Ltd.	5,080	144
Wilmar International Ltd.	7,863	18
Yangzijiang Shipbuilding Holdings Ltd.	10,644	18
		1,322
South Africa (0.0%)‡
Valterra Platinum Ltd. (g)	537	24

Spain (0.5%)
Acciona SA	102	18
ACS Actividades de Construccion y Servicios SA	725	50
Aena SME SA	3,121	83
Amadeus IT Group SA	1,875	158
Banco Bilbao Vizcaya Argentaria SA	23,771	366
Banco de Sabadell SA	22,284	71
Banco Santander SA	62,999	522
Bankinter SA	2,818	37
CaixaBank SA	16,439	142

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
Spain (cont’d)
Cellnex Telecom SA	2,030	$79
Endesa SA	1,311	42
Ferrovial SE	2,119	113
Grifols SA (g)	1,202	15
Iberdrola SA	23,907	460
Industria de Diseno Textil SA	4,541	237
International Consolidated Airlines Group SA	5,141	24
Redeia Corp. SA	1,668	36
Repsol SA	4,810	70
Telefonica SA	15,296	81
		2,604
Sweden (0.5%)
AddTech AB, Class B	1,054	36
Alfa Laval AB	1,200	51
Assa Abloy AB, Class B	4,145	130
Atlas Copco AB, Class A	17,727	274
Beijer Ref AB	1,570	25
Boliden AB (g)	1,135	35
Epiroc AB, Class A	4,288	89
EQT AB	1,469	49
Essity AB, Class B	2,502	69
Evolution AB	608	48
Fastighets AB Balder, Class B (g)	2,888	22
H & M Hennes & Mauritz AB, Class B	2,244	32
Hexagon AB, Class B	8,534	86
Holmen AB, Class B	310	12
Industrivarden AB, Class A	1,130	41
Indutrade AB	1,118	30
Investment AB Latour, Class B	604	16
Investor AB, Class B	7,183	213
L E Lundbergforetagen AB, Class B	313	16
Lifco AB, Class B	956	39
Nibe Industrier AB, Class B	6,224	27
Saab AB, Class B	1,275	71
Sagax AB, Class B	891	20
Sandvik AB	4,352	100
Securitas AB, Class B	2,025	30
Skandinaviska Enskilda Banken AB, Class A	6,552	114
Skanska AB, Class B	1,393	32
SKF AB, Class B	1,388	32
Spotify Technology SA (g)	635	487
Svenska Cellulosa AB SCA, Class B	2,468	32
Svenska Handelsbanken AB, Class A	6,037	81
Swedbank AB, Class A	3,503	93
Swedish Orphan Biovitrum AB (g)	809	25
Tele2 AB, Class B	2,253	33
Telefonaktiebolaget LM Ericsson, Class B	11,444	98
Telia Co. AB	9,749	35
Trelleborg AB, Class B	834	31
Volvo AB, Class B	6,551	184
		2,838
Switzerland (1.4%)
ABB Ltd. (Registered)	7,305	438
Alcon AG	2,290	203
Amrize Ltd. (g)	2,450	122
Avolta AG (Registered)	364	20
Baloise Holding AG (Registered)	171	40
Banque Cantonale Vaudoise (Registered)	124	14
Barry Callebaut AG (Registered)	15	16
BKW AG	87	19
Chocoladefabriken Lindt & Spruengli AG	4	67
Cie Financiere Richemont SA, Class A (Registered)	2,494	472
EMS-Chemie Holding AG (Registered)	29	22
Galderma Group AG	483	70
Geberit AG (Registered)	153	121
Givaudan SA (Registered)	44	213
Helvetia Holding AG (Registered)	153	36
Holcim AG (g)	2,439	181
Julius Baer Group Ltd.	839	57
Kuehne & Nagel International AG (Registered)	224	49
Logitech International SA (Registered)	705	64
Lonza Group AG (Registered)	331	237
Nestle SA (Registered)	11,994	1,193
Novartis AG (Registered)	8,669	1,052
Partners Group Holding AG	103	135
Roche Holding AG	130	45
Roche Holding AG (Genusschein)	3,194	1,043
Sandoz Group AG	1,717	94
Schindler Holding AG	167	62
Schindler Holding AG (Registered)	96	35
SGS SA (Registered)	664	68
SIG Group AG (g)	1,257	23
Sika AG (Registered) (g)	701	191
Sonova Holding AG (Registered)	231	69
Straumann Holding AG (Registered)	461	60
Swatch Group AG	120	20
Swiss Life Holding AG (Registered)	131	133
Swiss Prime Site AG (Registered) (g)	329	49
Swiss Re AG	1,388	240
Swisscom AG (Registered)	118	84
Temenos AG (Registered)	240	17
UBS Group AG (Registered)	14,847	504
VAT Group AG	111	47
Zurich Insurance Group AG	672	470
		8,095
United Kingdom (2.0%)
3i Group PLC	3,831	217
Admiral Group PLC	1,083	49
Anglo American PLC	4,335	128
Antofagasta PLC	1,552	39
Ashtead Group PLC	1,754	112
Associated British Foods PLC	1,324	37
AstraZeneca PLC	6,410	892
Auto Trader Group PLC	3,608	41
Aviva PLC	10,998	94
BAE Systems PLC	12,092	314
Barclays PLC	58,690	271

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Barratt Redrow PLC	5,699	$36
BP PLC	65,294	325
British American Tobacco PLC	8,297	394
BT Group PLC	24,289	65
Bunzl PLC	1,346	43
Centrica PLC	20,767	46
Coca-Cola HBC AG (g)	892	47
Compass Group PLC	7,032	238
Croda International PLC	549	22
DCC PLC	396	26
Diageo PLC	9,096	229
Entain PLC	2,403	30
Evraz PLC (g)(h)	2,495	—
Experian PLC	3,838	198
Glencore PLC (g)	40,125	156
GSK PLC	16,882	322
Haleon PLC	37,494	193
Halma PLC	1,542	68
Hikma Pharmaceuticals PLC	695	19
HSBC Holdings PLC	73,391	888
Imperial Brands PLC	3,194	126
Informa PLC	5,440	60
InterContinental Hotels Group PLC	611	70
Intertek Group PLC	663	43
J Sainsbury PLC	7,267	29
JD Sports Fashion PLC	10,273	13
Kingfisher PLC	7,283	29
Land Securities Group PLC REIT	2,870	25
Legal & General Group PLC	24,032	84
Lloyds Banking Group PLC	246,872	260
London Stock Exchange Group PLC	1,975	289
M&G PLC	9,338	33
Marks & Spencer Group PLC	8,454	41
Melrose Industries PLC	5,330	39
Mondi PLC	1,780	29
National Grid PLC	20,094	295
NatWest Group PLC	33,203	233
Next PLC	480	82
Paragon Offshore PLC (g)(h)	303	—
Pearson PLC	2,469	36
Phoenix Group Holdings PLC	2,862	26
Prudential PLC	10,589	133
Reckitt Benckiser Group PLC	2,832	193
RELX PLC	7,658	415
Rentokil Initial PLC	10,306	50
Rio Tinto PLC	4,541	264
Rolls-Royce Holdings PLC	34,667	459
Sage Group PLC	4,042	69
Schroders PLC	2,966	15
Segro PLC REIT	5,259	49
Severn Trent PLC	1,097	41
Shell PLC	24,414	852
Smith & Nephew PLC	3,416	52
Smiths Group PLC	1,368	42
Spirax Group PLC	295	24
SSE PLC	4,579	115
Standard Chartered PLC	8,276	137
Tesco PLC	27,626	152
Unilever PLC CVA	10,468	639
United Utilities Group PLC	2,773	44
Vodafone Group PLC	81,475	87
Whitbread PLC	722	28
Wise PLC, Class A (g)	2,728	39
WPP PLC	4,429	31
		11,311
United States (33.5%)
3M Co.	1,906	290
Abbott Laboratories	6,170	839
AbbVie, Inc.	6,360	1,181
Accenture PLC, Class A	2,244	671
Adobe, Inc. (g)	1,510	584
Advanced Micro Devices, Inc. (g)	5,796	822
AECOM	474	54
Aflac, Inc.	1,834	193
Agilent Technologies, Inc.	1,018	120
Air Products & Chemicals, Inc.	792	223
Airbnb, Inc., Class A (g)	1,555	206
Akamai Technologies, Inc. (g)	522	42
Albertsons Cos., Inc., Class A	1,337	29
Alexandria Real Estate Equities, Inc. REIT	558	41
Align Technology, Inc. (g)	248	47
Allegion PLC	307	44
Alliant Energy Corp.	916	55
Allstate Corp.	941	189
Alnylam Pharmaceuticals, Inc. (g)	462	151
Alphabet, Inc., Class A	38,620	6,826
Altria Group, Inc.	6,043	354
Amazon.com, Inc. (g)	33,904	7,438
Amcor PLC	8,146	75
Ameren Corp.	963	93
American Electric Power Co., Inc.	1,897	197
American Express Co.	1,965	627
American Financial Group, Inc.	238	30
American Homes 4 Rent, Class A REIT	1,191	43
American International Group, Inc.	2,084	178
American Tower Corp. REIT	1,666	368
American Water Works Co., Inc.	698	97
Ameriprise Financial, Inc.	339	181
AMETEK, Inc.	820	148
Amgen, Inc.	1,925	538
Amphenol Corp., Class A	4,281	423
Analog Devices, Inc.	1,773	422
Annaly Capital Management, Inc. REIT	2,135	40
ANSYS, Inc. (g)	308	108
Aon PLC, Class A	694	248
Apollo Global Management, Inc.	1,391	197
Apple, Inc.	53,456	10,968

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Applied Materials, Inc.	2,914	$533
AppLovin Corp., Class A (g)	835	292
Aptiv PLC (g)	811	55
Arch Capital Group Ltd.	1,343	122
Archer-Daniels-Midland Co.	1,750	92
ARES Management Corp., Class A	713	124
Arista Networks, Inc. (g)	3,872	396
Arthur J Gallagher & Co.	912	292
AT&T, Inc.	25,643	742
Atlassian Corp., Class A (g)	569	116
Atmos Energy Corp.	567	87
Autodesk, Inc. (g)	756	234
Automatic Data Processing, Inc.	1,449	447
AutoZone, Inc. (g)	58	215
AvalonBay Communities, Inc. REIT	505	103
Avantor, Inc. (g)	2,453	33
Avery Dennison Corp.	282	50
Axon Enterprise, Inc. (g)	256	212
Baker Hughes Co.	3,575	137
Ball Corp.	963	54
Bank of America Corp.	25,928	1,227
Bank of New York Mellon Corp.	2,534	231
Baxter International, Inc.	1,841	56
Becton Dickinson & Co.	1,017	175
Bentley Systems, Inc., Class B	572	31
Berkshire Hathaway, Inc., Class B (g)	4,766	2,315
Best Buy Co., Inc.	724	49
Biogen, Inc. (g)	524	66
BioMarin Pharmaceutical, Inc. (g)	673	37
Blackrock, Inc.	519	545
Blackstone, Inc.	2,546	381
Block, Inc., Class A (g)	1,954	133
Boeing Co. (g)	2,560	536
Booking Holdings, Inc.	115	666
Booz Allen Hamilton Holding Corp.	454	47
Boston Scientific Corp. (g)	5,175	556
Bristol-Myers Squibb Co.	7,289	337
Broadcom, Inc.	15,963	4,400
Broadridge Financial Solutions, Inc.	417	101
Brown & Brown, Inc.	1,042	116
Brown-Forman Corp., Class B	643	17
Builders FirstSource, Inc. (g)	399	47
Bunge Global SA	488	39
Burlington Stores, Inc. (g)	222	52
BXP, Inc. REIT	532	36
Cadence Design Systems, Inc. (g)	968	298
Camden Property Trust REIT	381	43
Campbell's Co.	695	21
Capital One Financial Corp.	2,270	483
Cardinal Health, Inc.	853	143
Carlisle Cos., Inc.	159	59
Carlyle Group, Inc.	824	42
Carnival Corp. (g)	3,605	101
Carrier Global Corp.	2,732	200
Carvana Co. (g)	416	140
Caterpillar, Inc.	1,688	655
Cboe Global Markets, Inc.	370	86
CBRE Group, Inc., Class A (g)	1,060	149
CDW Corp.	470	84
Cencora, Inc.	650	195
Centene Corp. (g)	1,759	96
CenterPoint Energy, Inc.	2,333	86
CF Industries Holdings, Inc.	595	55
CH Robinson Worldwide, Inc.	409	39
Charles Schwab Corp.	6,086	555
Charter Communications, Inc., Class A (g)	325	133
Cheniere Energy, Inc.	807	197
Chevron Corp.	5,972	855
Chipotle Mexican Grill, Inc. (g)	4,771	268
Chubb Ltd.	1,348	391
Church & Dwight Co., Inc.	882	85
Cigna Group	967	320
Cincinnati Financial Corp.	559	83
Cintas Corp.	1,295	289
Cisco Systems, Inc.	14,235	988
Citigroup, Inc.	6,719	572
Citizens Financial Group, Inc.	1,553	70
Clorox Co.	437	52
Cloudflare, Inc., Class A (g)	1,086	213
CME Group, Inc.	1,285	354
CMS Energy Corp.	1,068	74
CNH Industrial NV	3,106	40
Coca-Cola Co.	14,436	1,021
Cognizant Technology Solutions Corp., Class A	1,772	138
Coinbase Global, Inc., Class A (g)	757	265
Colgate-Palmolive Co.	2,729	248
Comcast Corp., Class A	13,377	477
Conagra Brands, Inc.	1,711	35
ConocoPhillips	4,551	408
Consolidated Edison, Inc.	1,291	130
Constellation Brands, Inc., Class A	581	95
Constellation Energy Corp.	1,122	362
Cooper Cos., Inc. (g)	695	49
Copart, Inc. (g)	3,262	160
Corebridge Financial, Inc.	880	31
Corning, Inc.	2,896	152
Corpay, Inc. (g)	237	79
Corteva, Inc.	2,442	182
CoStar Group, Inc. (g)	1,518	122
Costco Wholesale Corp.	1,572	1,556
Coterra Energy, Inc.	2,766	70
CRH PLC	2,361	217
Crowdstrike Holdings, Inc., Class A (g)	890	453
Crown Castle, Inc. REIT	1,547	159
Crown Holdings, Inc.	420	43
CSX Corp.	6,740	220
Cummins, Inc.	490	160

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
CVS Health Corp.	4,488	$310
Danaher Corp.	2,320	458
Darden Restaurants, Inc.	419	91
Datadog, Inc., Class A (g)	1,013	136
DaVita, Inc. (g)	156	22
Deckers Outdoor Corp. (g)	529	55
Deere & Co.	916	466
Dell Technologies, Inc., Class C	1,174	144
Delta Air Lines, Inc.	573	28
Devon Energy Corp.	2,229	71
Dexcom, Inc. (g)	1,374	120
Diamondback Energy, Inc.	687	94
Dick's Sporting Goods, Inc.	192	38
Digital Realty Trust, Inc. REIT	1,191	208
Docusign, Inc. (g)	714	56
Dollar General Corp.	772	88
Dollar Tree, Inc. (g)	724	72
Dominion Energy, Inc.	3,010	170
Domino's Pizza, Inc.	119	54
DoorDash, Inc., Class A (g)	1,271	313
Dover Corp.	489	90
Dow, Inc.	2,528	67
DR Horton, Inc.	1,002	129
DraftKings, Inc., Class A (g)	1,588	68
DTE Energy Co.	739	98
Duke Energy Corp.	2,756	325
DuPont de Nemours, Inc.	1,502	103
Dynatrace, Inc. (g)	1,057	58
Eaton Corp. PLC	1,375	491
eBay, Inc.	1,666	124
Ecolab, Inc.	905	244
Edison International	1,373	71
Edwards Lifesciences Corp. (g)	2,071	162
Electronic Arts, Inc.	881	141
Elevance Health, Inc.	792	308
Eli Lilly & Co.	2,930	2,284
EMCOR Group, Inc.	157	84
Emerson Electric Co.	2,006	267
Entegris, Inc.	546	44
Entergy Corp.	1,529	127
EOG Resources, Inc.	1,977	236
EQT Corp.	2,019	118
Equifax, Inc.	462	120
Equinix, Inc. REIT	332	264
Equitable Holdings, Inc.	1,101	62
Equity LifeStyle Properties, Inc. REIT	657	41
Equity Residential REIT	1,218	82
Erie Indemnity Co., Class A	92	32
Essential Utilities, Inc.	935	35
Essex Property Trust, Inc. REIT	231	65
Estee Lauder Cos., Inc., Class A	819	66
Everest Group Ltd.	153	52
Evergy, Inc.	818	56
Eversource Energy	1,308	83
Exelon Corp.	3,573	155
Expand Energy Corp.	746	87
Expedia Group, Inc.	434	73
Expeditors International of Washington, Inc.	486	56
Extra Space Storage, Inc. REIT	752	111
Exxon Mobil Corp.	15,561	1,678
F5, Inc. (g)	201	59
FactSet Research Systems, Inc.	134	60
Fair Isaac Corp. (g)	89	163
Fastenal Co.	4,049	170
FedEx Corp.	790	180
Ferguson Enterprises, Inc.	711	155
Fidelity National Financial, Inc.	928	52
Fidelity National Information Services, Inc.	1,884	153
Fifth Third Bancorp	2,393	98
First Citizens BancShares, Inc., Class A	34	67
First Solar, Inc. (g)	373	62
FirstEnergy Corp.	1,957	79
Fiserv, Inc. (g)	1,982	342
Flutter Entertainment PLC (g)	619	177
Ford Motor Co.	13,725	149
Fortinet, Inc. (g)	2,335	247
Fortive Corp.	1,210	63
Fox Corp., Class A	1,279	70
Freeport-McMoRan, Inc.	5,189	225
Gaming & Leisure Properties, Inc. REIT	981	46
Garmin Ltd.	542	113
Gartner, Inc. (g)	276	112
GE HealthCare Technologies, Inc.	1,642	122
GE Vernova, Inc.	937	496
Gen Digital, Inc.	1,882	55
General Dynamics Corp.	817	238
General Electric Co.	3,712	955
General Mills, Inc.	1,948	101
General Motors Co.	3,415	168
Genuine Parts Co.	491	60
Gilead Sciences, Inc.	4,330	480
Global Payments, Inc.	876	70
GoDaddy, Inc., Class A (g)	499	90
Goldman Sachs Group, Inc.	1,104	781
Graco, Inc.	599	52
Halliburton Co.	3,089	63
Hartford Insurance Group, Inc.	1,018	129
HCA Healthcare, Inc.	653	250
Healthpeak Properties, Inc. REIT	2,496	44
HEICO Corp.	422	120
Hershey Co.	525	87
Hess Corp.	1,059	147
Hewlett Packard Enterprise Co.	4,677	96
Hilton Worldwide Holdings, Inc.	835	222
Hologic, Inc. (g)	802	52
Home Depot, Inc.	3,504	1,285
Honeywell International, Inc.	2,296	535

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Hormel Foods Corp.	1,073	$32
Howmet Aerospace, Inc.	1,325	247
HP, Inc.	3,367	82
Hubbell, Inc.	190	78
HubSpot, Inc. (g)	177	99
Humana, Inc.	427	104
Huntington Bancshares, Inc.	5,210	87
Hyatt Hotels Corp., Class A	150	21
IDEX Corp.	269	47
IDEXX Laboratories, Inc. (g)	286	153
Illinois Tool Works, Inc.	988	244
Illumina, Inc. (g)	561	54
Incyte Corp. (g)	604	41
Ingersoll Rand, Inc.	1,447	120
Insulet Corp. (g)	249	78
Intel Corp.	15,482	347
Interactive Brokers Group, Inc., Class A	1,538	85
Intercontinental Exchange, Inc.	2,043	375
International Business Machines Corp.	3,323	980
International Flavors & Fragrances, Inc.	909	67
International Paper Co.	1,756	82
Intuit, Inc.	985	776
Intuitive Surgical, Inc. (g)	1,262	686
Invitation Homes, Inc. REIT	2,084	68
IQVIA Holdings, Inc. (g)	631	99
Iron Mountain, Inc. REIT	1,039	107
J.M. Smucker Co.	380	37
Jabil, Inc.	380	83
Jack Henry & Associates, Inc.	259	47
Jacobs Solutions, Inc.	437	57
JB Hunt Transport Services, Inc.	282	41
Johnson & Johnson	8,575	1,310
Johnson Controls International PLC	2,339	247
JPMorgan Chase & Co.	10,050	2,914
Juniper Networks, Inc.	1,189	48
Kellanova	982	78
Kenvue, Inc.	6,896	144
Keurig Dr. Pepper, Inc.	4,635	153
KeyCorp	3,317	58
Keysight Technologies, Inc. (g)	620	102
Kimberly-Clark Corp.	1,173	151
Kimco Realty Corp. REIT	2,429	51
Kinder Morgan, Inc.	7,127	210
KKR & Co., Inc.	2,180	290
KLA Corp.	479	429
Kraft Heinz Co.	3,221	83
Kroger Co.	2,237	160
L3Harris Technologies, Inc.	670	168
Labcorp Holdings, Inc.	294	77
Lam Research Corp.	4,561	444
Las Vegas Sands Corp.	1,249	54
Leidos Holdings, Inc.	436	69
Lennar Corp., Class A	823	91
Lennox International, Inc.	113	65
Liberty Media Corp.-Liberty Formula One, Class C (g)	755	79
Linde PLC	1,693	794
Live Nation Entertainment, Inc. (g)	571	86
LKQ Corp.	920	34
Lockheed Martin Corp.	754	349
Loews Corp.	637	58
Lowe's Cos., Inc.	1,972	438
LPL Financial Holdings, Inc.	282	106
Lululemon Athletica, Inc. (g)	389	92
LyondellBasell Industries NV, Class A	921	53
M&T Bank Corp.	578	112
Marathon Petroleum Corp.	1,120	186
Markel Group, Inc. (g)	46	92
Marriott International, Inc., Class A	824	225
Marsh & McLennan Cos., Inc.	1,750	383
Martin Marietta Materials, Inc.	215	118
Marvell Technology, Inc.	3,191	247
Masco Corp.	754	49
Mastercard, Inc., Class A	2,868	1,612
McCormick & Co., Inc.	916	69
McDonald's Corp.	2,511	734
McKesson Corp.	441	323
Medtronic PLC	4,577	399
MercadoLibre, Inc. (g)	164	429
Merck & Co., Inc.	9,016	714
Meta Platforms, Inc., Class A	7,763	5,730
MetLife, Inc.	2,057	165
Mettler-Toledo International, Inc. (g)	75	88
Microchip Technology, Inc.	1,924	135
Micron Technology, Inc.	4,035	497
Microsoft Corp.	25,236	12,553
MicroStrategy, Inc., Class A (g)	871	352
Mid-America Apartment Communities, Inc. REIT	415	61
Molina Healthcare, Inc. (g)	191	57
Molson Coors Beverage Co., Class B	633	30
Mondelez International, Inc., Class A	4,623	312
MongoDB, Inc. (g)	290	61
Monolithic Power Systems, Inc.	171	125
Monster Beverage Corp. (g)	2,628	165
Moody's Corp.	570	286
Motorola Solutions, Inc.	591	249
MSCI, Inc.	274	158
Nasdaq, Inc.	1,530	137
Natera, Inc. (g)	457	77
NetApp, Inc.	729	78
Netflix, Inc. (g)	1,508	2,019
Neurocrine Biosciences, Inc. (g)	354	45
Newmont Corp.	4,203	245
News Corp., Class A	1,350	40
NextEra Energy, Inc.	7,377	512
NIKE, Inc., Class B	3,641	259
NiSource, Inc.	1,669	67

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Nordson Corp.	193	$41
Norfolk Southern Corp.	807	207
Northern Trust Corp.	690	88
Northrop Grumman Corp.	488	244
NRG Energy, Inc.	710	114
Nucor Corp.	822	107
Nutanix, Inc., Class A (g)	908	69
NVIDIA Corp.	85,875	13,567
NVR, Inc. (g)	10	74
NXP Semiconductors NV	908	198
Occidental Petroleum Corp.	2,548	107
Okta, Inc. (g)	590	59
Old Dominion Freight Line, Inc.	674	109
Omnicom Group, Inc.	696	50
ON Semiconductor Corp. (g)	1,525	80
ONEOK, Inc.	2,229	182
Oracle Corp.	6,003	1,312
O'Reilly Automotive, Inc. (g)	3,025	273
Otis Worldwide Corp.	1,416	140
Owens Corning	303	42
PACCAR, Inc.	1,869	178
Packaging Corp. of America	318	60
Palantir Technologies, Inc., Class A (g)	7,921	1,080
Palo Alto Networks, Inc. (g)	2,383	488
Parker-Hannifin Corp.	454	317
Paychex, Inc.	1,141	166
Paycom Software, Inc.	185	43
PayPal Holdings, Inc. (g)	3,352	249
Pentair PLC	583	60
PepsiCo, Inc.	4,789	632
Pfizer, Inc.	20,251	491
PG&E Corp.	7,884	110
Philip Morris International, Inc.	5,538	1,009
Phillips 66	1,466	175
Pinterest, Inc., Class A (g)	2,085	75
PNC Financial Services Group, Inc.	1,406	262
Pool Corp.	135	39
PPG Industries, Inc.	808	92
PPL Corp.	2,641	90
Principal Financial Group, Inc.	797	63
Procter & Gamble Co.	8,345	1,330
Progressive Corp.	2,077	554
Prologis, Inc. REIT	3,255	342
Prudential Financial, Inc.	1,261	136
PTC, Inc. (g)	430	74
Public Service Enterprise Group, Inc.	1,768	149
Public Storage REIT	557	163
PulteGroup, Inc.	713	75
Pure Storage, Inc., Class A (g)	1,101	63
QUALCOMM, Inc.	3,938	627
Quanta Services, Inc.	526	199
Quest Diagnostics, Inc.	396	71
Ralliant Corp. (g)	420	20
Raymond James Financial, Inc.	691	106
Realty Income Corp. REIT	3,181	183
Reddit, Inc., Class A (g)	248	37
Regency Centers Corp. REIT	614	44
Regeneron Pharmaceuticals, Inc.	383	201
Regions Financial Corp.	3,226	76
Reliance, Inc.	188	59
Republic Services, Inc.	783	193
ResMed, Inc.	528	136
Revvity, Inc.	433	42
Rivian Automotive, Inc., Class A (g)	2,876	40
Robinhood Markets, Inc., Class A (g)	2,649	248
ROBLOX Corp., Class A (g)	1,912	201
Rockwell Automation, Inc.	399	133
Rollins, Inc.	1,031	58
Roper Technologies, Inc.	384	218
Ross Stores, Inc.	1,157	148
Royal Caribbean Cruises Ltd.	882	276
Royalty Pharma PLC, Class A	1,304	47
RPM International, Inc.	454	50
RTX Corp.	4,718	689
S&P Global, Inc.	1,118	590
Salesforce, Inc.	3,420	933
Samsara, Inc., Class A (g)	1,010	40
SBA Communications Corp. REIT	384	90
Schlumberger NV	4,843	164
Seagate Technology Holdings PLC	750	108
Sempra	2,311	175
ServiceNow, Inc. (g)	726	746
Sherwin-Williams Co.	843	289
Simon Property Group, Inc. REIT	1,165	187
Smithfield Foods, Inc.	3	—@
Smurfit WestRock PLC	1,843	80
Snap, Inc., Class A (g)	3,666	32
Snap-on, Inc.	187	58
Snowflake, Inc., Class A (g)	1,132	253
Solventum Corp. (g)	522	40
Southern Co.	3,884	357
SS&C Technologies Holdings, Inc.	788	65
Starbucks Corp.	4,044	371
State Street Corp.	1,027	109
Steel Dynamics, Inc.	510	65
Steris PLC	351	84
Stryker Corp.	1,214	480
Sun Communities, Inc. REIT	458	58
Super Micro Computer, Inc. (g)	1,844	90
Synchrony Financial	1,381	92
Synopsys, Inc. (g)	541	277
Sysco Corp.	1,741	132
T. Rowe Price Group, Inc.	794	77
Take-Two Interactive Software, Inc. (g)	629	153
Targa Resources Corp.	786	137
Target Corp.	1,595	157
TE Connectivity PLC	1,072	181

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont’d)
Teledyne Technologies, Inc. (g)	167	$86
Teradyne, Inc.	580	52
Tesla, Inc. (g)	10,415	3,308
Texas Instruments, Inc.	3,238	672
Texas Pacific Land Corp.	71	75
Textron, Inc.	648	52
Thermo Fisher Scientific, Inc.	1,352	548
TJX Cos., Inc.	3,953	488
T-Mobile U.S., Inc.	1,601	381
Toast, Inc., Class A (g)	1,531	68
Tractor Supply Co.	1,885	99
Trade Desk, Inc., Class A (g)	1,574	113
Tradeweb Markets, Inc., Class A	409	60
Trane Technologies PLC	792	346
TransDigm Group, Inc.	197	300
TransUnion	732	64
Travelers Cos., Inc.	807	216
Trimble, Inc. (g)	873	66
Truist Financial Corp.	4,660	200
Twilio, Inc., Class A (g)	512	64
Tyler Technologies, Inc. (g)	151	90
Tyson Foods, Inc., Class A	1,016	57
U.S. Bancorp	5,546	251
Uber Technologies, Inc. (g)	6,875	641
UDR, Inc. REIT	1,123	46
U-Haul Holding Co.	345	19
Ulta Beauty, Inc. (g)	162	76
Union Pacific Corp.	2,128	490
United Airlines Holdings, Inc. (g)	285	23
United Parcel Service, Inc., Class B	2,608	263
United Rentals, Inc.	230	173
United Therapeutics Corp. (g)	153	44
UnitedHealth Group, Inc.	3,214	1,003
Universal Health Services, Inc., Class B	204	37
Valero Energy Corp.	1,146	154
Veeva Systems, Inc., Class A (g)	548	158
Ventas, Inc. REIT	1,566	99
Veralto Corp.	886	89
VeriSign, Inc.	298	86
Verisk Analytics, Inc.	497	155
Verizon Communications, Inc.	15,059	652
Vertex Pharmaceuticals, Inc. (g)	912	406
Vertiv Holdings Co., Class A	1,257	161
VICI Properties, Inc. REIT	3,757	123
Visa, Inc., Class A	6,081	2,159
Vistra Corp.	1,186	230
Vulcan Materials Co.	463	121
W.R. Berkley Corp.	1,085	80
Walmart, Inc.	15,499	1,516
Walt Disney Co.	6,403	794
Warner Bros Discovery, Inc. (g)	8,188	94
Waste Connections, Inc.	928	173
Waste Management, Inc.	1,429	327
Waters Corp. (g)	213	74
Watsco, Inc.	123	54
WEC Energy Group, Inc.	1,142	119
Wells Fargo & Co.	11,695	937
Welltower, Inc. REIT	2,325	357
West Pharmaceutical Services, Inc.	259	57
Western Digital Corp.	1,239	79
Westinghouse Air Brake Technologies Corp.	607	127
Weyerhaeuser Co. REIT	2,625	67
Williams Cos., Inc.	4,360	274
Williams-Sonoma, Inc.	435	71
Willis Towers Watson PLC	353	108
Workday, Inc., Class A (g)	764	183
WP Carey, Inc. REIT	782	49
WW Grainger, Inc.	162	169
Xcel Energy, Inc.	2,052	140
Xylem, Inc.	878	114
Yum! Brands, Inc.	988	146
Zebra Technologies Corp., Class A (g)	182	56
Zillow Group, Inc., Class C (g)	577	40
Zimmer Biomet Holdings, Inc.	705	64
Zoetis, Inc.	1,589	248
Zoom Communications, Inc., Class A (g)	885	69
Zscaler, Inc. (g)	355	111
		191,814
Total Common Stocks (Cost $137,999)		263,081

No. of Rights
Rights (0.0%)‡
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (g) (Cost $—@)	90	—@

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (g)(h) (Cost $—)	95	—

Face Amount (000)
Short-Term Investments (15.4%)
U.S. Treasury Security (3.0%)
U.S. Treasury Bill
4.32%, 8/05/25 (i) (Cost $17,300)	$17,371	17,299

	Shares
Investment Company (12.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (j) (Cost $70,655)	70,654,761	70,655
Total Short-Term Investments (Cost $87,955)		87,954
Total Investments (99.9%) (Cost $447,134) (k)(l)(m)(n)		571,772
Other Assets in Excess of Liabilities (0.1%)		718
Net Assets (100.0%)		$572,490

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2025.
(f)	When-issued security.
(g)	Non-income producing security.
(h)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(i)	Rate shown is the yield to maturity at June 30, 2025.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended June 30, 2025, advisory fees paid were reduced by approximately $85,000 relating to the Fund's investment in the Liquidity Fund.
(k)	The approximate fair value and percentage of net assets, $59,867,000 and 10.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(l)	Securities are available for collateral in connection with purchase of when-issued securities, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended June 30, 2025, the Fund did not engage in any cross-trade transactions.
(n)	At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $147,283,000 and the aggregate gross unrealized depreciation is approximately $15,997,000, resulting in net unrealized appreciation of approximately $131,286,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	20,591,664		$2,887,400	9/17/25	$(6)
Bank of America NA		$3,032,257	EUR	2,881,785	1/6/26	403
Bank of America NA		$71,846	ILS	250,194	9/17/25	2
Bank of America NA		$197,110	JPY	28,103,596	9/17/25	(—@ )
Barclays Bank PLC	HKD	313,765		$40,268	9/17/25	—@
Barclays Bank PLC	KRW	1,283,367,968		$942,586	9/17/25	(13)
Barclays Bank PLC	NOK	474,351		$47,876	9/17/25	1
Barclays Bank PLC	NZD	3,373		$2,055	9/17/25	(—@ )
Barclays Bank PLC	SGD	317,868		$250,124	9/17/25	(1)
Barclays Bank PLC	THB	4,299,259		$131,823	9/25/25	(1)
Barclays Bank PLC	TRY	12,070,112		$225,969	4/6/26	(15)
Barclays Bank PLC	TRY	18,797,474		$348,780	4/6/26	(27)
Barclays Bank PLC	TRY	97,859,038		$1,868,038	4/6/26	(87)
Barclays Bank PLC	TRY	14,942,617		$290,148	4/6/26	(8)
Barclays Bank PLC		$52,146	CAD	70,393	9/17/25	(—@ )
Barclays Bank PLC		$120,740	CHF	96,258	9/17/25	2
Barclays Bank PLC		$566,359	EUR	485,631	9/17/25	9
Barclays Bank PLC		$1,790,189	EUR	1,531,399	9/17/25	23
Barclays Bank PLC		$319,438	GBP	233,099	9/17/25	1
Barclays Bank PLC		$11,846	ILS	41,246	9/17/25	—@
Barclays Bank PLC		$190,881	KRW	257,061,379	9/17/25	—@
Barclays Bank PLC		$3,328	MXN	63,476	9/17/25	—@
Barclays Bank PLC		$4,451	NZD	7,374	9/17/25	—@
Barclays Bank PLC		$457,673	SEK	4,393,444	9/25/25	9
Barclays Bank PLC		$266,283	SGD	339,134	9/17/25	2
Barclays Bank PLC		$2,051,053	TRY	119,022,580	4/6/26	327
BNP Paribas SA	CNH	1,335,590		$187,308	9/17/25	(—@ )
BNP Paribas SA	HKD	578,895		$74,294	9/17/25	—@
BNP Paribas SA	JPY	46,799,980		$327,155	9/17/25	(1)
BNP Paribas SA	SGD	114,267		$89,430	9/25/25	(1)
BNP Paribas SA	TWD	11,137,777		$378,283	9/17/25	(5)
BNP Paribas SA		$584,951	CAD	799,400	9/25/25	5
BNP Paribas SA		$79,056	CLP	74,030,514	9/17/25	—@
BNP Paribas SA		$17,939	COP	76,078,855	9/17/25	—@
BNP Paribas SA		$1,278,837	EUR	1,102,780	9/17/25	27
BNP Paribas SA		$884,866	EUR	749,727	9/17/25	3
BNP Paribas SA		$170,921	HKD	1,332,868	9/17/25	(—@ )
BNP Paribas SA		$24,011	IDR	395,630,920	9/25/25	—@
BNP Paribas SA		$7,012,839	JPY	1,012,617,412	9/25/25	86
BNP Paribas SA		$28,623	MXN	545,854	9/17/25	—@
BNP Paribas SA		$226,829	RON	997,131	9/25/25	3
Citibank NA	THB	2,268,144		$70,387	9/17/25	—@
Citibank NA		$465	GBP	342	9/17/25	—@
Citibank NA		$33,118	ILS	115,312	9/17/25	1
Citibank NA		$3,026,963	JPY	444,042,113	1/6/26	119
Citibank NA		$919,827	JPY	131,147,001	9/17/25	(1)
Deutsche Bank AG	DKK	421,929		$65,671	9/25/25	(1)
Deutsche Bank AG		$72,610	NZD	121,094	9/25/25	1
Goldman Sachs International	BRL	1,830,352		$323,138	9/17/25	(7)
Goldman Sachs International	CZK	678,774		$31,816	9/17/25	(1)
Goldman Sachs International	EUR	157,394		$172,831	1/6/26	(15)
Goldman Sachs International	EUR	4,104,859		$4,749,273	1/6/26	(144)
Goldman Sachs International	EUR	1,936,075		$2,244,278	4/28/26	(77)

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	EUR	1,972,293		$2,278,499	4/28/26	$(86)
Goldman Sachs International	JPY	6,688,767		$46,024	1/6/26	(1)
Goldman Sachs International	JPY	658,581,331		$4,752,221	1/6/26	86
Goldman Sachs International	JPY	308,956,964		$2,242,963	4/28/26	32
Goldman Sachs International	JPY	316,856,794		$2,270,737	4/28/26	3
Goldman Sachs International	MYR	54,192		$12,887	9/17/25	(—@ )
Goldman Sachs International	MYR	1,892,500		$447,178	9/25/25	(4)
Goldman Sachs International	NOK	583,174		$58,858	9/17/25	1
Goldman Sachs International	NZD	15,215		$9,270	9/17/25	(—@ )
Goldman Sachs International	THB	254,906,942		$7,514,945	1/6/26	(440)
Goldman Sachs International	THB	246,077,768		$7,371,129	1/6/26	(309)
Goldman Sachs International	THB	258,666,324		$7,607,833	1/6/26	(465)
Goldman Sachs International	THB	742,202,130		$22,723,024	4/28/26	(614)
Goldman Sachs International	THB	12,571,346		$389,841	9/17/25	1
Goldman Sachs International	TRY	8,548,423		$156,164	4/6/26	(15)
Goldman Sachs International	TRY	59,201,111		$1,131,520	4/6/26	(51)
Goldman Sachs International	TRY	320,395,129		$6,397,666	4/6/26	(5)
Goldman Sachs International	TRY	193,079,221		$3,237,954	1/25/27	145
Goldman Sachs International	TRY	186,538,999		$3,072,118	1/25/27	84
Goldman Sachs International		$32,050	AUD	49,280	9/17/25	—@
Goldman Sachs International		$498,948	CAD	673,518	9/17/25	(2)
Goldman Sachs International		$54,195	CAD	74,186	9/17/25	—@
Goldman Sachs International		$456,822	CAD	620,870	9/17/25	1
Goldman Sachs International		$111,285	CZK	2,387,000	9/25/25	3
Goldman Sachs International		$1,527,409	EUR	1,380,468	1/6/26	118
Goldman Sachs International		$4,547,850	EUR	3,908,367	4/28/26	138
Goldman Sachs International		$70,350	HUF	24,745,321	9/25/25	2
Goldman Sachs International		$4,558,720	JPY	625,813,758	4/28/26	(81)
Goldman Sachs International		$14,042	MXN	267,804	9/17/25	—@
Goldman Sachs International		$60,865	NOK	614,661	9/25/25	—@
Goldman Sachs International		$113,919	PEN	411,443	9/25/25	2
Goldman Sachs International		$298,001	PLN	1,104,917	9/25/25	8
Goldman Sachs International		$44,879	THB	1,501,217	1/6/26	2
Goldman Sachs International		$23,101,646	THB	758,149,817	1/6/26	559
Goldman Sachs International		$11,766,679	THB	373,414,366	4/28/26	(26)
Goldman Sachs International		$11,534,985	THB	368,787,764	4/28/26	61
Goldman Sachs International		$2,182,534	TRY	125,604,824	4/6/26	327
Goldman Sachs International		$2,125,693	TRY	115,743,984	4/6/26	187
Goldman Sachs International		$2,488,780	TRY	138,500,580	4/6/26	279
Goldman Sachs International		$580,987	TRY	32,941,937	4/6/26	77
Goldman Sachs International		$6,276,756	TRY	379,618,220	1/25/27	(196)
JPMorgan Chase Bank NA	CHF	111,196		$138,732	9/17/25	(3)
JPMorgan Chase Bank NA	COP	487,785,000		$117,938	9/25/25	(—@ )
JPMorgan Chase Bank NA	GBP	682,173		$920,270	9/25/25	(17)
JPMorgan Chase Bank NA	NOK	446,572		$45,073	9/17/25	1
JPMorgan Chase Bank NA	NZD	247,911		$151,050	9/17/25	(—@ )
JPMorgan Chase Bank NA	PLN	137,244		$37,168	9/17/25	(1)
JPMorgan Chase Bank NA	SEK	436,199		$46,409	9/17/25	—@
JPMorgan Chase Bank NA	SGD	211,017		$166,050	9/17/25	(1)
JPMorgan Chase Bank NA		$411,057	AUD	627,405	9/17/25	3
JPMorgan Chase Bank NA		$101,558	CLP	96,240,000	9/25/25	2
JPMorgan Chase Bank NA		$1,933,081	CNH	13,781,710	9/25/25	5
JPMorgan Chase Bank NA		$46,678	DKK	298,311	9/17/25	1
JPMorgan Chase Bank NA		$4,462,091	EUR	3,825,894	9/17/25	68

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$1,240	GBP	911	9/17/25	$	—@
JPMorgan Chase Bank NA		$66,887	HKD	521,764	9/17/25		—@
JPMorgan Chase Bank NA		$120,914	ILS	411,626	9/17/25		1
JPMorgan Chase Bank NA		$2,035,126	KRW	2,775,830,194	9/25/25		33
JPMorgan Chase Bank NA		$130,696	SEK	1,236,910	9/17/25		1
JPMorgan Chase Bank NA	ZAR	998,270		$55,798	9/17/25		(—@ )
Royal Bank of Canada	EUR	3,547,858		$4,113,316	9/25/25		(89)
Royal Bank of Canada		$878,164	GBP	644,267	9/17/25		7
Standard Chartered Bank	NZD	13,200		$8,043	9/17/25		(—@ )
UBS AG	AUD	5,245,190		$3,394,566	9/25/25		(64)
UBS AG	IDR	906,349,134		$55,519	9/17/25		(—@ )
UBS AG	JPY	18,820,873		$129,007	9/25/25		(3)
UBS AG	MXN	7,505,997		$388,218	9/25/25		(8)
UBS AG	TRY	457,638		$10,600	9/17/25		(—@ )
UBS AG		$210,467	CHF	170,010	9/25/25		6
UBS AG		$4,179,251	CNY	29,869,109	9/17/25		20
UBS AG		$75,667	DKK	482,739	9/17/25		1
UBS AG		$1,506,203	EUR	1,291,548	9/17/25		23
UBS AG		$13,669	HUF	4,751,041	9/17/25		—@
UBS AG		$2,713,039	INR	232,909,009	9/17/25		(6)
UBS AG		$297,211	INR	25,551,068	9/17/25		(—@ )
UBS AG		$1,537,002	JPY	221,227,985	1/6/26		31
UBS AG		$1,933,168	JPY	275,629,374	9/17/25		(3)
UBS AG		$573,054	JPY	82,653,596	9/17/25		6
UBS AG		$13,754	MXN	262,261	9/17/25		—@
UBS AG		$49,392	NOK	501,291	9/17/25		—@
							$448

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Eurex MSCI Indonesia Index (United States)	390	Sep-25		$4	$5,990	$(152)
Euro Stoxx 50 Index (Germany)	26	Sep-25	EUR	—@	1,632	5
FTSE 100 Index (United Kingdom)	10	Sep-25	GBP	—@	1,207	(17)
German Euro-Bobl Index (Germany)	7	Sep-25	EUR	700	970	(2)
German Euro-Schatz Index (Germany)	53	Sep-25		5,300	6,696	(9)
IFSC NIFTY 50 Index (United States)	65	Jul-25	$	—@	3,328	35
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	34	Sep-25	KRW	3,400,000	2,984	10
Long Gilt Index (United Kingdom)	4	Sep-25	GBP	400	511	13
Montreal Exchange 10 Year Canadian Bond Index (Canada)	5	Sep-25	CAD	500	448	2
Nikkei 225 Index (Japan)	8	Sep-25	JPY	4	1,119	58
S&P/TSX 60 Index (Canada)	5	Sep-25	CAD	1	1,175	15
SFE S&P ASX Share Price Index (Australia)	5	Sep-25	AUD	—@	702	1
SGX MSCI Singapore Index (Singapore)	1	Jul-25	SGD	—@	32	1
U.S. Treasury 2 yr. Note (United States)	13	Sep-25		$2,600	2,704	12
U.S. Treasury 5 yr. Note (United States)	71	Sep-25		7,100	7,739	96
U.S. Treasury 10 yr. Note (United States)	43	Sep-25		4,300	4,821	73

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 10 yr. Ultra Note (United States)	88	Sep-25		$8,800	$10,055	$192
U.S. Treasury Long Bond (United States)	21	Sep-25		2,100	2,425	89
U.S. Treasury Ultra Long Bond (United States)	12	Sep-25		1,200	1,430	57
Short:
Euro-BTP Italian Bond Index (Germany)	6	Sep-25	EUR	(600)	(855)	(3)
French Government Bond Index (Germany)	11	Sep-25		(1,100)	(1,605)	9
German Euro-Bund Index (Germany)	34	Sep-25		(3,400)	(5,212)	26
MSCI Emerging Market Index (United States)	102	Sep-25		$(5)	(6,291)	(98)
S&P 500 E Mini Index (United States)	45	Sep-25		(2)	(14,071)	(476)
SFE 10 yr. Australian Bond Index (Australia)	37	Sep-25	AUD	(3,700)	(2,791)	(18)
TSE TOPIX Index (Japan)	20	Sep-25	JPY	(200)	(3,966)	(87)
U.S. Treasury 10 yr. Ultra Note (United States)	22	Sep-25		$(2,200)	(2,514)	(45)
						$(213)

Centrally Cleared Interest Rate Swap Agreements:
The Fund had the following centrally cleared interest rate swap agreements open at June 30, 2025:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	12 Months U.S. Consumer Price Index	Receive	2.35%	Maturity/Maturity	4/15/35		$5,049	$47	$—	$47
Morgan Stanley & Co. LLC	12 Months U.S. Consumer Price Index	Receive	2.34	Maturity/Maturity	4/15/35		5,049	55	—	55
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.49	Maturity/Maturity	1/3/28	BRL	20,769	20	—	20
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.56	Maturity/Maturity	1/3/28		44,245	61	—	61
Morgan Stanley & Co. LLC	BRL-CDI	Pay	14.99	Maturity/Maturity	1/3/28		39,726	331	35	297
Morgan Stanley & Co. LLC	SOFR	Receive	3.53	Annual/Annual	4/4/30		$7,160	(19)	—	(19)
Morgan Stanley & Co. LLC	THOR	Pay	1.75	Quarterly/Quarterly	3/12/30	THB	569,000	387	—	387
Morgan Stanley & Co. LLC	TONAR	Receive	2.02	Annual/Annual	3/12/55	JPY	32,543	8	—	8
Morgan Stanley & Co. LLC	TONAR	Receive	1.89	Annual/Annual	1/8/55		35,812	16	—	15
Morgan Stanley & Co. LLC	TONAR	Receive	1.83	Annual/Annual	1/30/55		10,877	6	—	6
Morgan Stanley & Co. LLC	TONAR	Receive	1.82	Annual/Annual	1/30/55		10,893	6	—	6
Morgan Stanley & Co. LLC	TONAR	Receive	1.80	Annual/Annual	1/31/55		21,803	12	—	12
Morgan Stanley & Co. LLC	TONAR	Receive	1.74	Annual/Annual	11/12/54		64,696	42	—	42
								$972	$35	$937

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2025:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.02%	Quarterly	11/11/25	JPY	669,485	$189	$—	$189
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.05%	Quarterly	11/11/25		411,740	116	—	116
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.20%	Quarterly	11/11/25	JPY	219,789	61	—	61
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.20%	Quarterly	11/11/25		220,580	62	—	62
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.20%	Quarterly	11/11/25		282,238	79	—	79
Barclays Bank PLC	U.S. Cyclicals Index††	Receive	SOFR + 0.60%	Quarterly	5/20/26		$5,114	(8)	—	(8)
Barclays Bank PLC	U.S. Cyclicals Index††	Receive	SOFR + 0.00%	Quarterly	5/20/26		5,301	(80)	—	(80)
Barclays Bank PLC	U.S. Defensives Index††	Pay	SOFR + 0.60%	Quarterly	5/20/26		5,115	(25)	—	(25)
Barclays Bank PLC	U.S. Defensives Index††	Pay	SOFR + 0.00%	Quarterly	5/20/26		5,273	(15)	—	(15)
BNP Paribas SA	BNP EMU Domestic Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25	EUR	3,299	(39)	—	(39)
BNP Paribas SA	BNP EMU Domestic Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		3,048	(36)	—	(36)
BNP Paribas SA	BNP EMU Domestic Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		3,645	(44)	—	(44)
BNP Paribas SA	BNP EMU Growth Index	Receive	ESTR + 0.00%	Quarterly	9/18/25		4,246	(46)	—	(46)
BNP Paribas SA	BNP EMU Growth Quality Index	Receive	ESTR + 0.00%	Quarterly	9/18/25		3,739	(60)	—	(60)
BNP Paribas SA	BNP EMU Value Index	Pay	ESTR + 0.00%	Quarterly	9/18/25		4,237	10	—	10
BNP Paribas SA	BNP EMU Value Quality Index	Pay	ESTR + 0.00%	Quarterly	9/18/25		3,743	(3)	—	(3)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		$1,154	(12)	—	(12)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		1,635	(17)	—	(17)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		320	(3)	—	(3)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		3,709	(41)	—	(41)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.53%	Quarterly	12/12/25		4,221	(47)	—	(47)
BNP Paribas SA	EM Value + Quality Index††	Pay	SOFR + 0.65%	Quarterly	5/21/26		8,497	704	—	704
BNP Paribas SA	Japanese Domestics Index	Pay	TONAR + 0.00%	Quarterly	4/16/26	JPY	482,505	276	—	276
BNP Paribas SA	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.53%	Quarterly	5/21/26		$11,607	(742)	—	(742)
BNP Paribas SA	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.36%	Quarterly	2/10/26		16,217	672	—	672
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.38%	Quarterly	1/28/26		31,879	3,736	—	3,736
JPMorgan Chase Bank NA	EM Anti-Value + Quality + Korea Short Index††	Receive	SOFR + 2.0%	Quarterly	5/26/26		11,335	(919)	—	(919)
JPMorgan Chase Bank NA	EM Value + Quality + Korea Long Index††	Pay	SOFR + 0.72%	Quarterly	5/26/26		11,344	801	—	801
JPMorgan Chase Bank NA	JPM Japan Growth Index††	Receive	SOFR + 0.00%	Quarterly	6/18/26		10,997	(352)	—	(352)
JPMorgan Chase Bank NA	JPM Japan Value Index††	Pay	SOFR + 0.00%	Quarterly	6/18/26		10,980	243	—	243
JPMorgan Chase Bank NA	JPM U.S. Anti-Value Index	Receive	SOFR + 0.00%	Quarterly	6/18/26		3,493	(70)	—	(70)
JPMorgan Chase Bank NA	JPM U.S. Value Index	Pay	SOFR + 0.00%	Quarterly	6/18/26		3,491	65	—	65
UBS AG	MSCI Emerging Markets ex China Index	Pay	SOFR + 0.44%	Quarterly	3/26/26		1,728	27	—	27
UBS AG	MSCI Emerging Markets ex China Index	Pay	SOFR + 0.44%	Quarterly	3/26/26		1,120	17	—	17
UBS AG	MSCI USA Index	Pay	SOFR + 0.75%	Quarterly	9/23/25		29,562	977	—	977
								$5,476	$—	$5,476

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket individual holdings underlying the total return swap with Barclays Japan REITs Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
Barclays Japan REITs Index
Activia Properties, Inc.	1,068	$909	0.16%
Daiwa House REIT Investment Corp.	1,037	1,752	0.31
Daiwa Office Investment Corp.	431	956	0.17
Fukuoka REIT Corp.	398	476	0.08

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
Barclays Japan REITs Index (cont’d)
Global One Real Estate Investment Corp.	451	$428	0.07%
Hankyu Hanshin REIT, Inc.	312	338	0.06
Heiwa Real Estate REIT, Inc.	535	502	0.09
Honeys Holdings Co. Ltd.	12,600	138	0.02
Hulic REIT, Inc.	643	696	0.12
Ichigo Office REIT Investmentment corp.	696	443	0.08
Japan Excellent, Inc.	591	548	0.10
Japan Metropolitan Fund Investment corp.	3,236	2,291	0.40
Japan Prime Realty Investmentment corp.	1,804	1,159	0.20
Japan Real Estate Investment Corp.	3,215	2,631	0.46
Kdx Realty Investment Corp.	1,817	1,968	0.34
Mirai Corp.	865	265	0.05
Mori Hills REIT Investment Corp.	866	804	0.14
Mori Trust REIT, Inc.	1,599	766	0.13
Nippon Building Fund, Inc.	3,938	3,632	0.63
Nippon REIT Investment Corp.	804	493	0.09
Nomura Real Estate Master Fund, Inc.	2,102	2,147	0.38
NTT UD REIT Investment Corp.	662	588	0.10
One REIT, Inc.	123	220	0.04
Orix JREIT, Inc.	1,242	1,619	0.28
Sekisui House REIT, Inc.	1,961	1,033	0.18
Star Asia Investment Corp.	1,212	481	0.08
Takara Leben Real Estate Investment Corp.	412	258	0.05
Tokyu REIT, Inc.	441	596	0.10
Tosei REIT Investment Corp.	170	159	0.03
United Urban Investment Corp.	1,393	1,499	0.26
Xymax REIT Investment Corp.	112	88	0.02

The following table represents the equity basket top 50 holdings underlying the total return swap with U.S. Cyclicals Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Cyclicals Index
3M Co.	8,002	$1,218	0.21%
Air Products & Chemicals, Inc.	3,287	927	0.16
Airbnb, Inc. - Class A	6,469	856	0.15
Automatic Data Processing	5,951	1,835	0.32
Autozone, Inc.	243	902	0.16
Booking Holdings, Inc.	487	2,819	0.49
Carrier Global Corp.	11,876	869	0.15
Caterpillar, Inc.	7,106	2,759	0.48
Chipotle Mexican Grill, Inc.	20,020	1,124	0.20
Cintas Corp.	5,020	1,119	0.20
Corteva, Inc.	10,068	750	0.13
CSX Corp.	28,669	935	0.16
Deere & Co.	3,742	1,903	0.33
Doordash, Inc. - Class A	4,976	1,227	0.21
Eaton Corp. PLC	5,862	2,093	0.37
Ecolab, Inc.	3,676	990	0.17
Emerson Electric Co.	8,360	1,115	0.19
Fastenal Co.	16,864	708	0.12
Fedex Corp.	3,318	754	0.13
Freeport-Mcmoran, Inc.	20,906	906	0.16
GE Vernova, Inc.	3,971	2,101	0.37
General Motors Co.	14,773	727	0.13
Hilton Worldwide Holdings, Inc.	3,534	941	0.16
Home Depot, Inc.	14,683	5,383	0.94
Honeywell International, Inc.	9,541	2,222	0.39
Illinois Tool Works, Inc.	3,933	972	0.17
Johnson Controls International PLC	9,720	1,027	0.18
Linde PLC	7,006	3,287	0.57
Lowe's Cos, Inc.	8,320	1,846	0.32
Marriott International - Class A	3,382	924	0.16
Mcdonald's Corp.	10,495	3,066	0.54
Newmont Corp.	16,613	968	0.17
Nike, Inc. - Class B	17,902	1,272	0.22
Norfolk Southern Corp.	3,372	863	0.15
O'Reilly Automotive, Inc.	12,570	1,133	0.20
PACCAR, Inc.	7,732	735	0.13
Parker Hannifin Corp.	1,910	1,334	0.23
Quanta Services, Inc.	2,180	824	0.14
Republic Services, Inc.	2,962	730	0.13
Royal Caribbean Cruises Ltd.	3,662	1,147	0.20
Sherwin-Williams Co.	3,444	1,183	0.21
Starbucks Corp.	16,950	1,553	0.27
TJX Companies, Inc.	16,481	2,035	0.36
Trane Technologies PLC	3,303	1,445	0.25
Uber Technologies, Inc.	30,920	2,885	0.50
Union Pacific Corp.	9,008	2,073	0.36
United Parcel Service - Class B	11,081	1,119	0.20
United Rentals, Inc.	968	729	0.13
Waste Management, Inc.	5,340	1,222	0.21
WW Grainger, Inc.	654	680	0.12

The following table represents the equity basket top 50 holdings underlying the total return swap with U.S. Defensives Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Defensives Index
Abbott Laboratories	28,445	$3,869	0.68%
Abbvie, Inc.	28,137	5,223	0.91
American Electric Power Co., Inc.	17,001	1,764	0.31
Amgen, Inc.	8,331	2,326	0.41
AT&T, Inc.	440,271	12,741	2.23
Boston Scientific Corp.	25,165	2,703	0.47
Bristol-Myers Squibb Co.	31,615	1,463	0.26
Coca-Cola Co.	82,163	5,813	1.02
Colgate-Palmolive Co.	17,189	1,562	0.27
Consolidated Edison, Inc.	11,087	1,113	0.19
Constellation Energy	9,922	3,202	0.56
Costco Wholesale Corp.	9,541	9,445	1.65
CVS Health Corp.	20,185	1,392	0.24
Danaher Corp.	10,169	2,009	0.35
Dominion Energy, Inc.	26,728	1,511	0.26
Duke Energy Corp.	24,649	2,909	0.51
Elevance Health, Inc.	3,903	1,518	0.27
Eli Lilly & Co.	12,322	9,605	1.68
Entergy Corp.	13,670	1,136	0.20

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Defensives Index (cont’d)
Exelon Corp.	32,243	$1,400	0.24%
Gilead Sciences, Inc.	19,319	2,142	0.37
HCA Healthcare, Inc.	3,042	1,165	0.20
Intuitive Surgical, Inc.	6,068	3,297	0.58
Johnson & Johnson	38,440	5,872	1.03
Kroger Co.	14,504	1,040	0.18
Mckesson Corp.	2,073	1,519	0.27
Medtronic PLC	20,659	1,801	0.31
Merck & Co. Inc.	39,449	3,123	0.55
Mondelez International, Inc. - Class A	27,087	1,827	0.32
Nextera Energy, Inc.	65,985	4,581	0.80
NRG Energy, Inc.	6,582	1,057	0.18
Pepsico, Inc.	29,211	3,857	0.67
Pfizer, Inc.	88,467	2,144	0.37
PG&E Corp.	74,813	1,043	0.18
Procter & Gamble Co.	49,921	7,953	1.39
Public Service Enterprise Group	15,822	1,332	0.23
Sempra	20,297	1,538	0.27
Southern Co.	34,722	3,189	0.56
Stryker Corp.	5,689	2,251	0.39
The Cigna Group	4,522	1,495	0.26
Thermo Fisher Scientific, Inc.	6,214	2,520	0.44
T-Mobile US, Inc.	29,666	7,068	1.23
Unitedhealth Group, Inc.	14,594	4,553	0.80
Verizon Communications, Inc.	259,232	11,217	1.96
Vertex Pharmaceuticals, Inc.	4,096	1,824	0.32
Vistra Corp.	10,614	2,057	0.36
Walmart, Inc.	92,712	9,065	1.58
Wec Energy Group, Inc.	10,125	1,055	0.18
Xcel Energy, Inc.	18,585	1,266	0.22
Zoetis, Inc.	7,186	1,121	0.20

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Domestic Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Domestic Index
ADP	212	$23	0.00%
Aena SME SA	2,054	47	0.01
Basic-Fit NV	885	23	0.00	‡
Bechtle AG	707	28	0.00	‡
Bouygues SA	927	36	0.01
Canal SA	3,237	9	0.00	‡
Capgemini SE	346	50	0.01
Compagnie De Saint Gobain	928	92	0.02
Deutsche Lufthansa - Reg	3,770	27	0.00	‡
D'Ieteren Group	149	27	0.00	‡
Eiffage	324	39	0.01
FDJ United	646	21	0.00	‡
Fraport Ag Frankfurt Airport	411	26	0.00	‡
Getlink SE	1,623	27	0.00	‡
Havas NV	3,176	5	0.00	‡
Indra Sistemas SA	1,192	44	0.01
Industria de Diseno Textil SA	2,028	90	0.02
Iveco Group NV	2,167	36	0.01
Kingspan Group PLC	521	38	0.01
Louis Hachette Group	3,234	6	0.00	‡
Prosiebensat.1 Media SE	3,570	26	0.00	‡
Randstad NV	636	25	0.00	‡
Rheinmetall AG	24	44	0.01
Scout24 SE	329	38	0.01
Smurfit Westrock PLC	1,155	42	0.01
Stora Enso OYJ - Class R	2,767	26	0.00	‡
Vinci SA	954	119	0.02
Vivendi SE	3,176	9	0.00	‡
Zalando SE	866	24	0.00	‡

The following table represents the equity basket to 50 individual holdings underlying the total return swap with BNP U.S. Domestics Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP U.S. Domestics Index
Arista Networks, Inc.	232	$24	0.00	%‡
Automatic Data Processing	88	27	0.00	‡
Autozone, Inc.	4	14	0.00	‡
Broadridge Financial Solutions	25	6	0.00	‡
Charter Communications, Inc. - Class A	20	8	0.00	‡
Cintas Corp.	79	18	0.00	‡
Cognizant Tech Solutions - Class A	108	8	0.00	‡
Comcast Corp. - Class A	838	30	0.01
Copart, Inc.	188	9	0.00	‡
Crowdstrike Holdings, Inc. - Class A	50	26	0.00	‡
CSX Corp.	421	14	0.00	‡
Darden Restaurants, Inc.	25	6	0.00	‡
Datadog, Inc. - Class A	61	8	0.00	‡
Doordash, Inc. - Class A	67	16	0.00	‡
DR Horton, Inc.	64	8	0.00	‡
Equifax, Inc.	27	7	0.00	‡
Fair Isaac Corp.	5	10	0.00	‡
Fastenal Co.	248	10	0.00	‡
Fedex Corp.	50	11	0.00	‡
Hilton Worldwide Holdings, Inc.	53	14	0.00	‡
Home Depot, Inc.	215	79	0.01
Lennar Corp. - Class A	52	6	0.00	‡
Lowe's Cos, Inc.	123	27	0.00	‡
Lululemon Athletica, Inc.	24	6	0.00	‡
Marriott International - Class A	52	14	0.00	‡
Martin Marietta Materials	13	7	0.00	‡
Norfolk Southern Corp.	49	13	0.00	‡
Old Dominion Freight Line	42	7	0.00	‡
O'Reilly Automotive, Inc.	189	17	0.00	‡
Quanta Services, Inc.	32	12	0.00	‡
Republic Services, Inc.	48	12	0.00	‡
Roper Technologies, Inc.	23	13	0.00	‡
Ross Stores, Inc.	72	9	0.00	‡
Sherwin-Williams Co.	52	18	0.00	‡
Snowflake, Inc.	65	15	0.00	‡
Starbucks Corp.	246	23	0.00	‡
TJX Companies, Inc.	245	30	0.01
Tractor Supply Company	117	6	0.00	‡
Trane Technologies PLC	49	21	0.00	‡
Tyler Technologies, Inc.	9	5	0.00	‡

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP U.S. Domestics Index (cont’d)
Union Pacific Corp.	132	$30	0.01%
United Parcel Service - Class B	159	16	0.00	‡
United Rentals, Inc.	14	11	0.00	‡
Verisk Analytics, Inc.	31	10	0.00	‡
Vulcan Materials Co.	29	7	0.00	‡
Walt Disney Co.	393	49	0.01
Waste Connections, Inc.	56	10	0.00	‡
Waste Management, Inc.	87	20	0.00	‡
Workday, Inc. - Class A	46	11	0.00	‡
WW Grainger, Inc.	10	10	0.00	‡

The following table represents the equity basket to 50 holdings underlying the total return swap with EM Value + Quality Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Value + Quality Index
Absa Group Ltd.	961	$10	0.00	%‡
Akbank T.A.S.	3,407	6	0.00	‡
Arca Continental SAB de CV	906	10	0.00	‡
Astra International Tbk. PT	25,267	7	0.00	‡
Banco Do Brasil SA	2,252	9	0.00	‡
Bank Mandiri Persero Tbk. PT	39,866	12	0.00	‡
Bank Pekao SA	206	11	0.00	‡
Bidvest Group Ltd.	444	6	0.00	‡
Cemex SAB-CPO	10,132	7	0.00	‡
Cia Saneamento Basico do Estado de Sao Paulo	603	13	0.00	‡
Compal Electronics	10,994	11	0.00	‡
Dubai Islamic Bank	4,725	12	0.00	‡
Emaar Properties PJSC	3,533	13	0.00	‡
Emirates NBD PJSC	1,975	12	0.00	‡
Emirates Telecom Group Co.	4,562	22	0.00	‡
Eurobank Ergasias Services and Holdings SA	2,840	10	0.00	‡
Evergreen Marine Corp. Ltd.	1,345	9	0.00	‡
Fubon Financial Holding Co.	9,221	28	0.00	‡
Gold Fields Ltd.	580	14	0.00	‡
Grupo Financiero Banorte	2,835	26	0.00	‡
Grupo Mexico SAB de CV - Ser B	2,082	13	0.00	‡
Hyundai Mobis Co. Ltd.	61	13	0.00	‡
Itau Unibanco Holding SA - Pref	5,839	40	0.01
Itausa SA	6,326	13	0.00	‡
JBS NV	681	10	0.00	‡
Kia Corp.	235	17	0.00	‡
Largan Precision Co. Ltd.	161	13	0.00	‡
LG Electronics, Inc.	107	6	0.00	‡
LG Innotek Co. Ltd.	97	11	0.00	‡
MOL Hungarian Oil and Gas PLC	1,180	10	0.00	‡
National Bank of Greece	957	12	0.00	‡
Nedbank Group Ltd.	521	7	0.00	‡
OTP Bank PLC	247	20	0.00	‡
Pegatron Corp.	3,949	10	0.00	‡
PTT Exploration & Production Public Company Ltd.	4,046	13	0.00	‡
Realtek Semiconductor Corp.	709	14	0.00	‡
Richter Gedeon Nyrt	357	10	0.00	‡
Samsung Electro-Mechanics Co.	127	13	0.00	‡
Samsung Electronics - Pref	755	28	0.00	‡
Samsung Electronics Co. Ltd.	4,402	194	0.03
Samsung Fire & Marine Insurance	34	11	0.00	‡
Samsung SDS Co. Ltd.	112	14	0.00	‡
SK Hynix, Inc.	236	51	0.01
Sk Square Co. Ltd.	123	17	0.00	‡
Standard Bank Group Ltd.	1,510	19	0.00	‡
Taiwan Semiconductor Manufacturing Co. Ltd.	1,026	37	0.01
Telkom Indonesia Persero Tbk. PT	61,593	11	0.00	‡
Ultrapar Participacoes SA	2,080	7	0.00	‡
Vale SA	2,438	24	0.00	‡
Zhen Ding Technology Holding Ltd.	3,040	10	0.00	‡

The following table represents the equity basket top 50 holdings underlying the total return swap with EM Anti-Value + Quality + Korea Short Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Anti-Value + Quality + Korea Short Index
Alchip Technologies Ltd.	11,519	$1,220	0.21%
Alfa S.A.B. - Class A	1,788,283	1,317	0.23
Amman Mineral Internasional	2,707,270	1,416	0.25
Axiata Group Berhad	2,350,319	1,290	0.23
Barito Pacific Tbk.Pt	19,061,394	1,960	0.34
Bid Corp. Ltd.	50,769	1,339	0.23
Boubyan Bank K.S.C	529,398	1,247	0.22
Capitec Bank Holdings Ltd.	6,014	1,205	0.21
Celltrion, Inc.	10,497	1,238	0.22
Cencosud SA	394,528	1,342	0.23
Chang Hwa Commercial Bank	1,884,118	1,205	0.21
Co For Cooperative Insurance	30,941	1,303	0.23
Coca-Cola Femsa Sab De CV	140,087	1,354	0.24
CP Axtra PCL	2,186,135	1,205	0.21
Doosan Enerbility Co. Ltd.	40,425	2,043	0.36
E Ink Holdings, Inc.	160,781	1,216	0.21
E.Sun Financial Holding Co.	1,162,341	1,306	0.23
Elite Material Co. Ltd.	47,676	1,438	0.25
Embraer SA	95,765	1,357	0.24
First Financial Holding Co.	1,276,670	1,269	0.22
Fomento Economico Mexica-UBD	123,856	1,272	0.22
Gulf Bank	1,049,454	1,232	0.22
Hanjin Kal Corp.	14,201	1,240	0.22
HD Hyundai Heavy Industries	3,961	1,254	0.22
Hybe Co. Ltd.	5,665	1,293	0.23
Impala Platinum Holdings Ltd.	149,827	1,344	0.23
Jentech Precision Industrial Co. Ltd.	26,204	1,354	0.24
Kakao Corp.	42,206	1,871	0.33
Kakaobank Corp.	70,466	1,562	0.27
Kuwait Finance House	482,182	1,265	0.22
LG Display Co. Ltd.	190,435	1,261	0.22
Mabanee Co KPSC	554,945	1,587	0.28
Mirae Asset Securities Co. Ltd.	119,002	1,886	0.33
Motiva Infraestrutura de Mobilidade SA	479,466	1,216	0.21

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Anti-Value + Quality + Korea Short Index (cont’d)
MTN Group Ltd.	168,345	$1,338	0.23%
Naver Corp.	8,553	1,659	0.29
Ncsoft Corp.	10,165	1,551	0.27
Nu Holdings Ltd.	97,015	1,331	0.23
Outsurance Group Ltd.	280,018	1,238	0.22
Qatar Gas Transport	1,009,426	1,374	0.24
Rumo SA	357,866	1,220	0.21
Samsung Heavy Industries	106,152	1,314	0.23
Samsung SDI Co. Ltd.	9,769	1,247	0.22
Sinopac Financial Holdings	1,517,082	1,256	0.22
SK Innovation Co. Ltd.	22,332	2,019	0.35
SKC Co. Ltd.	16,923	1,378	0.24
S-Oil Corp.	36,987	1,637	0.29
Taiwan Business Bank	2,351,986	1,235	0.22
Trust Fibra UNO	1,164,377	1,604	0.28
Unimicron Technology Corp.	334,895	1,306	0.23

The following table represents the equity basket top 50 individual holdings underlying the total return swap with EM Value + Quality + Korea Long Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
EM Value + Quality + Korea Long Index
Absa Group Ltd.	124,263	$1,234	0.22%
Akbank T.A.S.	863,801	1,479	0.26
Bank Pekao SA	24,350	1,248	0.22
Cia Energetica Minas Ger - Pref	715,968	1,422	0.25
Cia Saneamento Basico do Estado de Sao Paulo	63,975	1,402	0.24
CJ Cheiljedang Corp.	7,051	1,297	0.23
Commercial International Bank	727,124	1,236	0.22
Compal Electronics	1,203,822	1,194	0.21
Coway Co. Ltd.	17,587	1,258	0.22
CPFL Energia SA	188,685	1,418	0.25
DB Insurance Co. Ltd.	16,677	1,519	0.27
Doosan Bobcat, Inc.	34,035	1,463	0.26
Dubai Islamic Bank	537,168	1,327	0.23
Energisa SA	161,898	1,439	0.25
Eurobank Ergasias Services and Holdings SA	387,344	1,329	0.23
Fubon Financial Holding Co.	431,952	1,290	0.23
Gerdau SA - Pref	418,172	1,231	0.21
Gold Fields Ltd.	51,687	1,213	0.21
Grupo Financiero Banorte	132,301	1,206	0.21
Grupo Mexico SAB de CV - Ser B	210,152	1,269	0.22
Hankook Tire & Technology Co.	41,303	1,213	0.21
Hyundai Glovis Co. Ltd.	14,906	1,484	0.26
Hyundai Mobis Co. Ltd.	6,417	1,361	0.24
Hyundai Motor Co. Ltd. - 2nd Pref	10,580	1,242	0.22
Itau Unibanco Holding SA - Pref	175,830	1,195	0.21
Kia Corp.	17,413	1,247	0.22
Largan Precision Co. Ltd.	15,227	1,240	0.22
Latam Airlines Group SA	63,791,327	1,289	0.23
LG Electronics, Inc.	22,590	1,232	0.22
LG Innotek Co. Ltd.	10,983	1,196	0.21
LG Uplus Corp.	122,162	1,291	0.23
Meritz Financial Group, Inc.	14,473	1,203	0.21
Nahdi Medical Co.	36,185	1,232	0.22
National Bank of Greece	97,662	1,244	0.22
Piraeus Financial Holdings SA	178,692	1,236	0.22
Ptt Explor & Prod PCL	365,214	1,231	0.22
Realtek Semiconductor Corp.	65,694	1,274	0.22
Reinet Investments SCA	43,099	1,401	0.24
Samsung Electro-Mechanics Co.	13,157	1,309	0.23
Samsung Electronics - Pref	34,486	1,261	0.22
Samsung Electronics Co. Ltd.	28,512	1,260	0.22
Samsung Fire & Marine Insurance	4,340	1,392	0.24
Samsung SDS Co. Ltd.	11,799	1,478	0.26
SK Hynix, Inc.	7,921	1,709	0.30
Sk Square Co. Ltd.	16,207	2,191	0.38
SK Telecom	30,777	1,289	0.23
Tim SA	325,362	1,320	0.23
Turkiye Is Bankasi - Class C	4,122,685	1,382	0.24
Ultrapar Participacoes SA	389,924	1,258	0.22
Yapi Ve Kredi Bankasi	1,704,870	1,357	0.24

The following table represents the equity basket individual holdings underlying the total return swap with JPM Japan Growth Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Japan Growth Index
Advantest Corp.	308,331	$22,778	3.98%
Ajinomoto Co., Inc.	778,635	21,103	3.69
Asics Corp.	846,401	21,596	3.77
Capcom Co. Ltd.	622,510	21,291	3.72
Chugai Pharmaceutical Co. Ltd.	385,278	20,101	3.51
Disco Corp.	82,669	24,434	4.27
Fanuc Corp.	748,061	20,435	3.57
Fast Retailing Co. Ltd.	61,189	21,009	3.67
Fujikura Ltd.	418,928	21,991	3.84
Hikari Tsushin, Inc.	69,263	20,438	3.57
Hitachi Ltd.	717,364	20,915	3.65
IHI Corp.	180,977	19,625	3.43
Japan Exchange Group, Inc.	1,828,237	18,513	3.23
Kao Corp.	430,100	19,255	3.36
Keyence Corp.	49,384	19,804	3.46
Kobe Bussan Co. Ltd.	613,103	19,035	3.33
M3, Inc.	1,428,825	19,669	3.44
Mitsubishi Heavy Industries	803,837	20,120	3.51
Monotaro Co. Ltd.	1,001,625	19,757	3.45
Nintendo Co. Ltd.	240,545	23,149	4.04
Nippon Building Fund, Inc.	21,591	19,895	3.48
Nippon Paint Holdings Co. Ltd.	2,593,093	20,855	3.64
Nippon Sanso Holdings Corp.	547,400	20,734	3.62

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Japan Growth Index (cont'd)
Obic Co. Ltd.	527,208	$20,510	3.58%
Oracle Corp. Japan	166,353	19,821	3.46
Oriental Land Co. Ltd.	902,976	20,810	3.64
Rakuten Group, Inc.	3,559,264	19,653	3.43
Recruit Holdings Co. Ltd.	362,258	21,437	3.74
Resona Holdings, Inc.	2,178,427	20,118	3.51
Sanrio Co. Ltd.	424,514	20,509	3.58
Smc Corp.	56,324	20,322	3.55
T&D Holdings, Inc.	884,358	19,437	3.40
Terumo Corp.	1,107,947	20,357	3.56
Tokio Marine Holdings, Inc.	485,069	20,552	3.59

The following table represents the equity basket holdings underlying the total return swap with JPM Japan Value Index as of June 30, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM Japan Value Index
AGC, Inc.	623,625	$18,277	3.19%
Ana Holdings, Inc.	956,983	18,728	3.27
Asahi Kasei Corp.	2,759,287	19,648	3.43
Astellas Pharma, Inc.	1,900,524	18,665	3.26
Canon, Inc.	622,436	18,078	3.16
Daiwa House Industry Co. Ltd.	542,153	18,622	3.25
Honda Motor Co. Ltd.	1,835,511	17,747	3.10
Isuzu Motors Ltd.	1,459,897	18,528	3.24
Japan Airlines Co. Ltd.	946,139	19,296	3.37
Kawasaki Kisen Kaisha Ltd.	1,257,007	17,814	3.11
KDDI Corp.	1,079,588	18,563	3.24
Kirin Holdings Co. Ltd.	1,279,182	17,911	3.13
Kubota Corp.	1,672,626	18,810	3.29
Meiji Holdings Co. Ltd.	820,936	18,140	3.17
Mitsubishi HC Capital, Inc.	2,500,636	18,387	3.21
Mitsui Osk Lines Ltd.	527,781	17,638	3.08
Nippon Steel Corp.	916,132	17,360	3.03
Nippon Yusen Kabushiki Kaisha	512,695	18,442	3.22
Nomura Holdings, Inc.	2,965,337	19,573	3.42
NTT, Inc.	16,990,197	18,140	3.17
Omron Corp.	689,055	18,603	3.25
Ono Pharmaceutical Co. Ltd.	1,685,930	18,223	3.18
Orix Corp.	851,057	19,236	3.36
Otsuka Holdings Co. Ltd.	364,799	18,087	3.16
Panasonic Holdings Corp.	1,751,002	18,884	3.30
Renesas Electronics Corp.	1,411,969	17,514	3.06
Ricoh Co. Ltd.	2,063,957	19,541	3.41
SBI Holdings, Inc.	581,327	20,274	3.54
Screen Holdings Co. Ltd.	253,582	20,676	3.61
Subaru Corp.	1,052,966	18,365	3.21
Sumitomo Corp.	726,559	18,785	3.28
Suntory Beverage & Food Ltd.	567,765	18,147	3.17
Suzuki Motor Corp.	1,546,795	18,693	3.27
Toyota Tsusho Corp.	877,018	19,878	3.47

@	Value/Notional amount is less than $500.
‡	Amount is less than 0.05%.
ASX	Australian Securities Exchange.
CDI	CHESS Depositary Interest.
FTSE	Financial Times Stock Exchange.
KFE	Korean Futures Exchange.
MSCI	Morgan Stanley Capital International.
PJSC	Public Joint Stock Company.
REIT	Real Estate Investment Trust.
SFE	Sydney Futures Exchange.
SGX	Singapore Exchange Ltd.
SOFR	Secured Overnight Financing Rate.
THOR	Thai Overnight Repurchase Rate.
TONAR	Tokyo Overnight Average Rate.
TSE	Tokyo Stock Exchange.
TSX	Toronto Stock Exchange.
AUD —	Australian Dollar
BRL —	Brazilian Real
CAD —	Canadian Dollar
CHF —	Swiss Franc
CLP —	Chilean Peso
CNH —	Chinese Yuan Renminbi Offshore
CNY —	Chinese Yuan Renminbi
COP —	Colombian Peso
CZK —	Czech Koruna
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
ILS —	Israeli Shekel
INR —	Indian Rupee
JPY —	Japanese Yen
KRW —	South Korean Won
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
PEN —	Peruvian Nuevo Sol
PLN —	Polish Zloty
RON —	Romanian New Leu
SEK —	Swedish Krona
SGD —	Singapore Dollar
THB —	Thai Baht
TRY —	Turkish Lira
TWD —	Taiwan Dollar
ZAR —	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	46.0%
Sovereign	18.2
Short-Term Investments	15.4
Other*	7.7
Corporate Bonds	7.6
U.S. Treasury Securities	5.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $93,273,000 and net unrealized depreciation of approximately $213,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $448,000. Also does not include open swap agreements with net unrealized appreciation of approximately $6,413,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.0%)
Corporate Bonds (94.7%)
Basic Materials (5.2%)
Cerdia Finanz GmbH
9.38%, 10/3/31 (a)	$600	$623
Compass Minerals International, Inc.
6.75%, 12/1/27 (a)	61	62
8.00%, 7/1/30 (a)	322	333
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	445	446
First Quantum Minerals Ltd.
9.38%, 3/1/29 (a)	400	425
HB Fuller Co.
4.25%, 10/15/28	260	252
Herens Holdco SARL
4.75%, 5/15/28 (a)	490	440
JW Aluminum Continuous Cast Co.
10.25%, 4/1/30 (a)	407	411
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 1/27/30 (a)	132	122
TMS International Corp.
6.25%, 4/15/29 (a)	315	300
		3,414
Communications (9.2%)
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	930	856
C&W Senior Finance Ltd.
9.00%, 1/15/33 (a)	200	205
Cars.com, Inc.
6.38%, 11/1/28 (a)	305	306
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 2/1/31 (a)	710	664
Ciena Corp.
4.00%, 1/31/30 (a)	190	180
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	370	350
CMG Media Corp.
8.88%, 6/18/29 (a)	113	107
CSC Holdings LLC
5.38%, 2/1/28 (a)	200	183
5.50%, 4/15/27 (a)	430	411
11.25%, 5/15/28 (a)	200	199
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	520	351
Level 3 Financing, Inc.
4.88%, 6/15/29 (a)	450	422
Midcontinent Communications
8.00%, 8/15/32 (a)	400	424
Sable International Finance Ltd.
7.13%, 10/15/32 (a)	200	201
Sinclair Television Group, Inc.
4.38%, 12/31/32 (a)	18	13
8.13%, 2/15/33 (a)	294	297
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	505	472
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	455	425
		6,066
Consumer, Cyclical (21.6%)
Allwyn Entertainment Financing U.K. PLC
7.88%, 4/30/29 (a)	245	256
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 8/1/29 - 4/1/30 (a)	420	401
Beach Acquisition Bidco LLC
10.00% Cash, 10.75% PIK, 20.75%, 7/15/33 (a)(b)(c)	760	790
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 2/15/30 (a)	90	94
Cougar JV Subsidiary LLC
8.00%, 5/15/32 (a)	280	299
Crocs, Inc.
4.13%, 8/15/31 (a)	430	388
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	563	544
Dream Finders Homes, Inc.
8.25%, 8/15/28 (a)	205	214
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 4/26/28 (a)	379	397
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	265	268
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	715	662
Ford Motor Credit Co. LLC
7.12%, 11/7/33	200	208
Foundation Building Materials, Inc.
6.00%, 3/1/29 (a)	150	138
Full House Resorts, Inc.
8.25%, 2/15/28 (a)	275	267
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/1/29 (a)	600	623
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.50%, 8/15/29 (a)	400	392
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)	585	596
LBM Acquisition LLC
6.25%, 1/15/29 (a)	6	5
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/28 (a)	274	286
Macy’s Retail Holdings LLC
4.50%, 12/15/34	480	384
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	535	516
New Flyer Holdings, Inc.
9.25%, 7/1/30 (a)	173	183

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont’d)
New Home Co., Inc.
8.50%, 11/1/30 (a)	$135	$138
9.25%, 10/1/29 (a)	565	586
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	425	413
6.38%, 11/1/32 (a)	125	125
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	680	492
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)	420	413
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	715	710
STL Holding Co. LLC
8.75%, 2/15/29 (a)	400	419
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	460	443
Thor Industries, Inc.
4.00%, 10/15/29 (a)	555	521
Under Armour, Inc.
7.25%, 7/15/30 (a)	319	324
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30 (a)	360	338
9.50%, 6/1/28 (a)	470	483
Voyager Parent LLC
9.25%, 7/1/32 (a)	521	542
White Cap Buyer LLC
6.88%, 10/15/28 (a)	415	415
		14,273
Consumer, Non-Cyclical (15.5%)
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	532	519
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 6/1/29 (a)	595	579
Alta Equipment Group, Inc.
9.00%, 6/1/29 (a)	220	205
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	300	278
APi Group DE, Inc.
4.13%, 7/15/29 (a)	205	196
Chobani Holdco II LLC
8.75% Cash, 9.50% PIK, 18.25%, 10/1/29 (a)(c)	503	540
EquipmentShare.com, Inc.
9.00%, 5/15/28 (a)	160	169
Esc Cb National Cineme
0.00%, 8/15/26 (d)(e)(f)	600	—
Fiesta Purchaser, Inc.
9.63%, 9/15/32 (a)	220	233
Fortrea Holdings, Inc.
7.50%, 7/1/30 (a)	134	121
Garda World Security Corp.
8.25%, 8/1/32 (a)	255	262
HealthEquity, Inc.
4.50%, 10/1/29 (a)	200	195
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 4/30/28 (a)	554	586
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	465	435
LifePoint Health, Inc.
5.38%, 1/15/29 (a)	288	269
9.88%, 8/15/30 (a)	145	157
10.00%, 6/1/32 (a)	200	207
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32 (a)	247	226
NESCO Holdings II, Inc.
5.50%, 4/15/29 (a)	535	522
Option Care Health, Inc.
4.38%, 10/31/29 (a)	360	347
OT Midco, Inc.
10.00%, 2/15/30 (a)	200	155
P&L Development LLC/PLD Finance Corp.
9.00% Cash, 3.50% PIK, 12.50%, 5/15/29 (a)(c)	479	486
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 4/1/29 (a)	325	327
Signal Parent, Inc.
6.13%, 4/1/29 (a)	350	141
Spectrum Brands, Inc.
3.88%, 3/15/31 (a)	205	165
Surgery Center Holdings, Inc.
7.25%, 4/15/32 (a)	405	413
TriNet Group, Inc.
3.50%, 3/1/29 (a)	535	503
U.S. Acute Care Solutions LLC
9.75%, 5/15/29 (a)	495	511
Varex Imaging Corp.
7.88%, 10/15/27 (a)	218	221
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31 (a)	120	118
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	340	334
VT Topco, Inc.
8.50%, 8/15/30 (a)	370	390
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	395	394
		10,204
Energy (10.0%)
Aris Water Holdings LLC
7.25%, 4/1/30 (a)	467	482

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont’d)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.25%, 7/15/32 (a)	$245	$260
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	415	393
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	355	361
7.13%, 7/1/33 (a)	79	80
8.25%, 1/15/32 (a)	245	258
Kodiak Gas Services LLC
7.25%, 2/15/29 (a)	235	243
Kraken Oil & Gas Partners LLC
7.63%, 8/15/29 (a)	450	442
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/1/32 (a)	330	333
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 2/15/28 (a)	440	464
Matador Resources Co.
6.25%, 4/15/33 (a)	495	493
Oceaneering International, Inc.
6.00%, 2/1/28	375	378
Prairie Acquiror LP
9.00%, 8/1/29 (a)	190	198
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28 (a)	265	278
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (a)	450	442
Vermilion Energy, Inc.
6.88%, 5/1/30 (a)	430	414
Vital Energy, Inc.
7.88%, 4/15/32 (a)	368	315
XPLR Infrastructure LP
0.00%, 11/15/25 (a)	810	791
		6,625
Finance (8.6%)
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	185	180
Azorra Finance Ltd.
7.25%, 1/15/31 (a)(b)	136	139
7.75%, 4/15/30 (a)	495	517
Focus Financial Partners LLC
6.75%, 9/15/31 (a)	375	383
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	425	407
Greystar Real Estate Partners LLC
7.75%, 9/1/30 (a)	115	122
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 9/15/30 (a)	560	514
Hightower Holding LLC
6.75%, 4/15/29 (a)	205	204
9.13%, 1/31/30 (a)	210	224
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	165	160
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 8/15/28 (a)	560	542
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	239	238
Pebblebrook Hotel Trust
1.75%, 12/15/26	175	166
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30 (a)	446	462
StoneX Group, Inc.
7.88%, 3/1/31 (a)	295	309
TrueNoord Capital DAC
8.75%, 3/1/30 (a)	130	135
Walker & Dunlop, Inc.
6.63%, 4/1/33 (a)	440	453
XHR LP
4.88%, 6/1/29 (a)	510	495
		5,650
Industrials (16.9%)
AAR Escrow Issuer LLC
6.75%, 3/15/29 (a)	240	249
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)	427	453
Artera Services LLC
8.50%, 2/15/31 (a)	385	321
Atkore, Inc.
4.25%, 6/1/31 (a)	385	357
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 2/1/32 (a)	383	380
Calderys Financing LLC
11.25%, 6/1/28 (a)	400	425
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	410	365
Coherent Corp.
5.00%, 12/15/29 (a)	205	201
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	464	430
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	450	438
EnerSys
4.38%, 12/15/27 (a)	395	390
6.63%, 1/15/32 (a)	69	71
Enpro, Inc.
6.13%, 6/1/33 (a)	470	482
Enviri Corp.
5.75%, 7/31/27 (a)	846	836
Esab Corp.
6.25%, 4/15/29 (a)	130	133

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont’d)
Goat Holdco LLC
6.75%, 2/1/32 (a)	$300	$305
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	675	649
Moog, Inc.
4.25%, 12/15/27 (a)	215	210
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	230	221
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28 (a)	407	408
Quikrete Holdings, Inc.
6.38%, 3/1/32 (a)	211	217
Reworld Holding Corp.
4.88%, 12/1/29 (a)	270	257
5.00%, 9/1/30	165	156
Seaspan Corp.
5.50%, 8/1/29 (a)	450	428
Stonepeak Nile Parent LLC
7.25%, 3/15/32 (a)	480	509
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.50%, 5/15/30 (a)	450	460
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)	205	218
TriMas Corp.
4.13%, 4/15/29 (a)	635	604
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	215	206
Waste Pro USA, Inc.
7.00%, 2/1/33 (a)	470	489
Watco Cos. LLC/Watco Finance Corp.
7.13%, 8/1/32 (a)	295	309
		11,177
Technology (4.6%)
AthenaHealth Group, Inc.
6.50%, 2/15/30 (a)	450	443
CACI International, Inc.
6.38%, 6/15/33 (a)	175	181
Cloud Software Group, Inc.
9.00%, 9/30/29 (a)	430	446
Dye & Durham Ltd.
8.63%, 4/15/29 (a)	445	466
Ellucian Holdings, Inc.
6.50%, 12/1/29 (a)	387	397
Playtika Holding Corp.
4.25%, 3/15/29 (a)	390	354
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	340	82
Rocket Software, Inc.
6.50%, 2/15/29 (a)	297	288
Science Applications International Corp.
4.88%, 4/1/28 (a)	410	404
		3,061
Utilities (3.1%)
Atlantica Sustainable Infrastructure Ltd.
4.13%, 6/15/28 (a)	444	425
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	791	739
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 8/15/28 (a)	550	533
Pike Corp.
8.63%, 1/31/31 (a)	125	136
TransAlta Corp.
6.50%, 3/15/40	195	189
		2,022
		62,492
Senior Loan Interests (2.3%)
Consumer, Cyclical (1.4%)
Peloton Interactive, Inc.
2024 Term Loan B
3 Month SOFR + 5.50%,
9.83%, 5/23/29 (g)	455	463
Petco Health & Wellness Co., Inc.
2021 Term Loan B
3 Month SOFR + 3.25%,
7.81%, 3/3/28 (g)	475	439
		902
Industrials (0.9%)
IRIS Holdings, Inc.
Term Loan
3 Month SOFR + 4.75%,
9.13%, 6/28/28 (g)	592	577
		1,479
Total Fixed Income Securities (Cost $62,895)		63,971

	Shares
Common Stocks (0.0%)‡
Automobile Components (0.0%)
Exide Technologies (f)(h)	592	—

Diversified REITs (0.0%)‡
American Gilsonite Co. (h)	500	4

Machinery (0.0%)‡
Iracore Investment Holdings, Inc., Class A (f)(h)	470	17

Semiconductors & Semiconductor Equipment (0.0%)‡
UC Holdings, Inc. (h)	2,826	19
Total Common Stocks (Cost $151)		40

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Shares	Value (000)
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.25% (i) (Cost $1,247)	1,247,262	$1,247
Total Investments (98.9%) (Cost $64,293) (j)(k)		65,258
Other Assets in Excess of Liabilities (1.1%)		717
Net Assets (100.0%)		$65,975

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	When-issued security.
(c)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(d)	Issuer in bankruptcy.
(e)	Non-income producing security; bond in default.
(f)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(g)	Floating or variable rate securities: The rates disclosed are as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(h)	Non-income producing security.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended June 30, 2025, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Fund.
(j)	Securities are available for collateral in connection with purchase of when-issued securities.
(k)	At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,970,000 and the aggregate gross unrealized depreciation is approximately $1,005,000, resulting in net unrealized appreciation of approximately $965,000.
DAC	Designated Activity Company.
PIK	Payment-in-Kind.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	23.3%
Industrials	18.0
Consumer, Non-Cyclical	15.6
Energy	10.1
Other*	9.8
Communications	9.3
Finance	8.7
Basic Materials	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (5.1%)
International Banks (5.1%)
Banco Santander SA
4.44%, 7/10/26	$80,000	$80,114
Credit Industriel ET Commercial SA
4.70%, 11/26/25	115,000	112,957
Deutsche Bank AG,
4.59%, 7/2/25	50,000	50,000
4.69%, 12/1/25	75,000	75,032
National Bank of Kuwait,
4.55%, 4/1/26	20,250	20,245
4.60%, 9/18/25	40,000	40,001
4.63%, 12/3/25	80,000	79,992
4.79%, 12/5/25	100,000	100,014
4.85%, 12/24/25	50,000	50,038
Qatar National Bank,
4.62%, 1/13/26	90,000	87,860
4.66%, 10/28/25	40,000	39,411
Total Certificates of Deposit (Cost $735,321)		735,664

Commercial Paper (a) (18.5%)
Automobiles (0.1%)
Toyota Credit de Puerto Rico Corp.
4.47%, 11/28/25	10,000	9,817

Basic Materials (1.0%)
EI Du Pont De Nemours & Co.,
4.60%, 12/5/25 (b)	10,000	9,806
4.74%, 8/15/25	41,000	40,759
Glencore Funding LLC
4.65%, 10/31/25	100,000	98,438
		149,003
Diversified Financial Services (1.0%)
Brookfield Infrastructure Holdings Canada, Inc.
4.91%, 12/3/25 - 12/4/25	142,000	139,035

Domestic Banks (4.2%)
HSBC USA, Inc.,
4.50%, 3/5/26	50,000	48,523
4.54%, 6/3/26	40,000	38,433
4.57%, 5/14/26	35,000	33,702
4.71%, 1/15/26	130,000	126,863
4.79%, 1/27/26	25,000	24,364
4.82%, 12/12/25	100,000	97,973
4.88%, 12/5/25 (b)	69,000	67,657
5.39%, 8/1/25	4,000	3,984
5.46%, 7/30/25	60,000	59,778
5.57%, 7/15/25 - 7/23/25 (b)	107,000	106,769
		608,046
Energy (1.4%)
Total Energies Capital SA
4.37%, 7/8/25	200,000	199,806

Finance (3.1%)
Barclays Capital, Inc.,
4.67%, 1/30/26	100,000	97,477
4.74%, 10/28/25	100,000	98,543
4.80%, 11/5/25	97,500	95,989
4.85%, 11/20/25	70,000	68,793
5.32%, 7/15/25	75,000	74,863
5.36%, 7/22/25	7,000	6,981
		442,646
Health Care Services (0.3%)
Catholic Health Initiatives
4.61%, 9/3/25	39,700	39,346

Industrials (1.2%)
Parker-hannifin Corp.
4.65%, 10/21/25	2,000	1,972
St. Engineering NA, Inc.
4.37%, 7/2/25	82,000	81,980
STE TransCore Holdings, Inc.,
4.36%, 7/2/25	49,000	48,988
4.37%, 7/1/25	40,000	39,995
		172,935
Insurance (0.5%)
Pricoa Short Term Funding LLC,
4.38%, 4/14/26	50,000	48,353
4.55%, 10/21/25	27,500	27,123
		75,476
International Banks (5.7%)
Barclays Bank U.K. PLC
4.35%, 7/2/25	100,000	99,976
Danske Bank AS
4.60%, 1/13/26	100,000	97,661
Federation des Caisses Desjardins du Quebec
4.35%, 7/2/25	75,000	74,982
First Abu Dhabi Bank PJSC
4.54%, 10/21/25	140,000	138,075
Macquarie Bank Ltd.
0.00%, 1/13/26	75,000	73,242
Macquarie Group Ltd.,
4.57%, 10/10/25	100,000	98,740
4.60%, 9/16/25	90,000	89,129
Norddeutsche Landesbank Girozentra
4.54%, 5/28/26 (b)	145,000	139,464
		811,269
Total Commercial Paper (Cost $2,646,425)		2,647,379

Corporate Bonds (24.2%)
Automobiles (3.5%)
American Honda Finance Corp.
4.95%, 1/9/26	58,675	58,811
BMW U.S. Capital LLC,
2.80%, 4/11/26 (b)	8,000	7,902
5.30%, 8/11/25 (b)	4,100	4,103
General Motors Financial Co. Inc.,
1.25%, 1/8/26	12,226	12,003
1.50%, 6/10/26	1,000	971
4.30%, 7/13/25	4,967	4,966
5.25%, 3/1/26	3,206	3,212
6.05%, 10/10/25	4,424	4,439
Hyundai Capital America,
1.30%, 1/8/26 (b)	35,887	35,268
1.80%, 10/15/25 (b)	13,837	13,722

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont’d)
Automobiles (cont’d)
5.45%, 6/24/26 (b)	$6,360	$6,412
5.50%, 3/30/26 (b)	67,319	67,746
6.00%, 7/11/25 (b)	12,713	12,717
6.25%, 11/3/25 (b)	6,300	6,326
Hyundai Capital Services, Inc.
1.25%, 2/8/26 (b)	1,100	1,078
Volkswagen Group of America Finance LLC,
1.25%, 11/24/25 (b)	47,576	46,932
4.63%, 11/13/25 (b)	18,410	18,397
5.40%, 3/20/26 (b)	6,200	6,230
5.80%, 9/12/25 (b)	191,455	191,742
		502,977
Automobiles Manufacturing (0.4%)
Daimler Truck Finance North America LLC,
5.15%, 1/16/26 (b)	9,325	9,354
5.60%, 8/8/25 (b)	10,398	10,409
Mercedes-Benz Finance North America LLC,
3.50%, 8/3/25 (b)	3,000	2,997
4.80%, 3/30/26 (b)	13,001	13,038
5.38%, 11/26/25 (b)	13,940	13,977
		49,775
Communications (0.2%)
T-Mobile USA, Inc.,
1.50%, 2/15/26	26,060	25,553
2.25%, 2/15/26	6,719	6,619
		32,172
Computer Technology (0.0%)‡
Oracle Corp.
5.80%, 11/10/25	1,000	1,004

Consumer, Non-Cyclical (3.0%)
AbbVie, Inc.
3.20%, 5/14/26	127,151	125,966
Energy Transfer LP
4.75%, 1/15/26	5,290	5,291
Mondelez International Holdings Netherlands BV
4.25%, 9/15/25 (b)	1,425	1,424
Pfizer Investment Enterprises Pte Ltd.
4.45%, 5/19/26	182,639	182,877
Pfizer, Inc.
2.75%, 6/3/26	113,388	111,898
		427,456
Domestic Banks (2.1%)
Bank of America Funding Corp.
3.50%, 4/19/26	39,129	38,865
JP Morgan Chase & Co.
3.90%, 7/15/25	11,157	11,153
Wells Fargo & Co.
3.00%, 4/22/26	258,254	255,451
		305,469
Finance (1.6%)
Citigroup, Inc.,
3.40%, 5/1/26	215,278	213,679
3.70%, 1/12/26	12,000	11,959
		225,638
Health Care Services (0.3%)
CommonSpirit Health
1.55%, 10/1/25	43,778	43,427

Insurance (1.4%)
Athene Global Funding,
1.61%, 6/29/26 (b)	7,831	7,618
5.62%, 5/8/26 (b)	41,273	41,651
5.68%, 2/23/26 (b)	128,343	129,247
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (b)	9,189	9,184
4.67%, 1/9/26 (b)	1,012	994
5.50%, 12/2/25 (b)	9,058	9,095
Pricoa Global Funding I
0.80%, 9/1/25 (b)	4,662	4,632
Prudential Financial, Inc.
1.50%, 3/10/26	4,000	3,925
		206,346
International Banks (11.7%)
Bank of Montreal
5.30%, 6/5/26	53,500	53,972
Bank of Nova Scotia,
1.05%, 3/2/26	2,805	2,744
1.35%, 6/24/26	23,500	22,836
4.75%, 2/2/26	17,257	17,299
Banque Federative du Credit Mutuel SA,
4.52%, 7/13/25 (b)	6,558	6,557
4.94%, 1/26/26 (b)	65,068	65,244
5.90%, 7/13/26 (b)	6,550	6,651
BPCE SA
4.71%, 1/20/26 (b)	30,193	29,618
Canadian Imperial Bank of Commerce
1.25%, 6/22/26	42,477	41,234
Credit Agricole SA
5.59%, 7/5/26 (b)	27,680	28,017
HSBC Holdings PLC
4.30%, 3/8/26	10,000	9,993
Macquarie Bank Ltd.
5.21%, 6/15/26 (b)	16,900	17,057
NatWest Group PLC
4.80%, 4/5/26	57,754	57,896
Royal Bank of Canada
MTN
0.88%, 1/20/26	20,000	19,615
Societe Generale SA
1.38%, 7/8/25 (b)	1,040	1,039
Sumitomo Mitsui Financial Group, Inc.,
0.95%, 1/12/26	21,260	20,864
1.47%, 7/8/25	315,566	315,378
2.63%, 7/14/26	54,538	53,604

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont’d)
International Banks (cont’d)
3.78%, 3/9/26	$66,971	$66,753
5.46%, 1/13/26	52,659	52,929
Sumitomo Mitsui Trust Bank Ltd.,
1.55%, 3/25/26 (b)	13,243	12,976
5.65%, 3/9/26 (b)	3,750	3,782
Swedbank AB
5.47%, 6/15/26 (b)	15,332	15,492
Toronto-Dominion Bank,
1.20%, 6/3/26	46,243	44,948
5.10%, 1/9/26	17,903	17,960
5.53%, 7/17/26	32,555	32,964
0.75%, 1/6/26	15,663	15,369
UBS AG London
1.25%, 6/1/26	11,875	11,545
UBS Group AG,
4.13%, 9/24/25 - 4/15/26 (b)	404,716	403,855
4.55%, 4/17/26	225,567	225,639
		1,673,830
Total Corporate Bonds (Cost $3,466,911)		3,468,094

Floating Rate Notes (c) (32.2%)
Asset-Backed Diversified Financial Services (5.9%)
Bay Square Funding LLC,
SOFR + 0.38%, 4.77%, 9/11/25 (b)	35,000	35,015
Chariot Funding LLC,
SOFR + 0.45%, 4.85%, 12/11/25 (b)	75,000	75,032
SOFR + 0.47%, 4.87%, 12/15/25 - 12/16/25 (b)	475,000	475,241
Collateralized Commercial Paper Flex,
SOFR + 0.47%, 4.86%, 12/19/25 - 12/22/25 (b)	105,000	105,054
Paradelle Funding LLC,
SOFR + 0.40%, 4.79%, 12/22/25 (b)	150,000	150,104
		840,446
Automobiles (1.6%)
American Honda Finance Corp.,
SOFR + 0.60%, 5.03%, 8/14/25	10,008	10,013
SOFR + 0.65%, 5.05%, 7/15/26	225,000	225,077
		235,090
Diversified Financial Services (3.2%)
CDP Financial, Inc.,
SOFR + 0.30%, 4.70%, 5/27/26 (b)	20,000	20,002
Mizuho Markets Cayman LP,
SOFR + 0.50%, 4.86%, 9/23/25 (b)	20,000	20,016
SOFR + 0.53%, 4.89%, 1/9/26 (b)	141,000	141,092
SOFR + 0.60%, 4.97%, 11/28/25	125,000	125,118
SOFR + 0.60%, 5.05%, 10/6/25 (b)	150,000	150,132
		456,360
Domestic Banks (0.8%)
Bank of America Securities, Inc.,
4.79%, 12/2/25	50,000	50,037
Truist Financial Corp.,
SOFR + 1.46%, 4.26%, 7/28/26	65,940	65,915
		115,952
Finance (4.3%)
Bayerische Landesbank,
SOFR + 0.39%, 4.79%, 1/28/26	128,000	128,125
SOFR + 0.41%, 4.81%, 2/5/26 - 2/6/26	250,000	250,252
SOFR + 0.53%, 4.93%, 4/29/26 - 5/5/26	144,000	144,284
Citigroup Global Markets, Inc.,
SOFR + 0.39%, 4.79%, 11/24/25 (b)	85,000	85,058
		607,719
Insurance (5.0%)
Athene Global Funding,
SOFR + 0.67%, 5.10%, 2/6/26 (b)	277,000	277,248
SOFR + 0.85%, 5.29%, 5/8/26 (b)	34,000	34,108
Equitable Financial Life Global Funding,
SOFR + 0.47%, 4.92%, 2/4/26 (b)	249,500	249,570
New York Life Global Funding,
SOFR + 0.35%, 4.79%, 7/31/26 (b)	160,000	160,000
		720,926
International Banks (11.4%)
ASB Bank Ltd.,
SOFR + 0.30%, 4.70%, 3/10/26 (b)	5,000	5,000
Banco Santander SA,
SOFR + 0.37%, 4.77%, 5/22/26	236,000	236,120
Bank of Montreal,
SOFR + 0.95%, 5.35%, 9/25/25	20,388	20,421
Deutsche Bank AG,
SOFR + 0.41%, 4.84%, 2/13/26	100,000	100,089
SOFR + 0.41%, 4.86%, 1/7/26	150,000	150,125
Macquarie Bank Ltd.,
SOFR + 0.22%, 4.62%, 9/17/25 (b)	90,000	90,015
SOFR + 0.40%, 4.80%, 12/11/25 (b)	110,000	110,089
SOFR + 0.43%, 4.83%, 1/13/26 (b)	150,000	150,151
Mizuho Bank Ltd.,
SOFR + 0.35%, 4.75%, 1/30/26	50,000	50,028
National Bank of Canada,
SOFR + 0.30%, 4.69%, 2/27/26 (b)	80,000	80,014
SOFR + 0.33%, 4.72%, 2/6/26 (b)	150,000	150,022
SOFR + 0.35%, 4.74%, 6/4/26 (b)	135,000	135,014
SOFR + 0.36%, 4.75%, 5/13/26 - 5/15/26 (b)	300,000	300,076
Societe Generale SA,
SOFR + 0.37%, 4.76%, 8/4/25 (b)	16,950	16,954
SOFR + 0.38%, 4.77%, 8/14/25 (b)	38,500	38,513
		1,632,631
Total Floating Rate Notes (Cost $4,606,395)		4,609,124

Repurchase Agreements (21.3%)
Bank of America Securities, Inc., (4.96% (c), dated 6/30/25, due 9/29/25; proceeds $227,781; fully collateralized by various Common Stocks and Preferred Stocks; valued at $236,250) (Demand 7/1/25) (d)	225,000	225,000

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Portfolio of Investments (cont’d)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont’d)
Bank of Nova Scotia, (4.45%, dated 6/30/25, due 7/1/25; proceeds $155,019; fully collateralized by various Common Stocks; valued at $162,751) (d)	$155,000	$155,000
Bank of Nova Scotia, (4.44%, dated 6/30/25, due 7/1/25; proceeds $472,058; fully collateralized by various Corporate Bonds, 0.55% - 8.25% due 10/1/25 - 5/15/55; valued at $495,600)	472,000	472,000
Barclays Bank PLC, (4.41%, dated 6/30/25, due 7/1/25; proceeds $125,015; fully collateralized by various Corporate Bonds, 1.15% - 8.00% due 7/15/25 - 9/15/63; valued at $131,266)	125,000	125,000
BNP Paribas Prime Brokerage, Inc., (4.45%, dated 6/30/25, due 7/1/25; proceeds $416,051; fully collateralized by various Common Stocks and Preferred Stocks; valued at $436,854) (d)	416,000	416,000
BNP Paribas SA, (4.54% (c), dated 6/29/22, due 7/7/25; proceeds $262,022; fully collateralized by various Corporate Bonds, 3.88% - 13.50% due 5/1/26 - 4/1/46; valued at $243,800) (Demand 7/1/25) (d)	230,000	230,000
ING Financial Markets LLC, (4.40%, dated 6/30/25, due 7/1/25; proceeds $31,004; fully collateralized by various Corporate Bonds, 4.75% - 4.88% due 6/25/27 - 1/17/28; valued at $32,551)	31,000	31,000
JP Morgan Securities LLC, (4.58% (c), dated 11/17/21, due 7/7/25; proceeds $81,827; fully collateralized by various Convertible Bonds 1.38% - 5.75% due 11/30/30 - 6/1/54, Common Stocks and Preferred Stocks; valued at $74,878) (Demand 7/1/25) (d)	70,000	70,000
JP Morgan Securities LLC, (4.78% (c), dated 5/1/25, due 9/29/25; proceeds $295,814; fully collateralized by various Corporate Bonds, 3.50% - 10.75% due 12/15/25 - 12/21/65; valued at $308,571) (Demand 7/1/25) (d)	290,000	290,000
JP Morgan Securities LLC, (4.78% (c), dated 12/17/24, due 12/17/25; proceeds $104,846; fully collateralized by various Corporate Bonds, 4.60% - 12.75% due 3/15/26 - 5/15/50; valued at $106,183) (Demand 7/1/25) (d)	100,000	100,000
Mizuho Securities USA LLC, (4.66%, dated 6/18/25, due 9/17/25; proceeds $75,883; fully collateralized by various Corporate Bonds, 2.50% - 11.75% due 5/23/26 - 1/15/84; valued at $79,471) (d)	75,000	75,000
MUFG Securities Americas, Inc., (4.83% (c), dated 12/13/24, due 12/12/25; proceeds $78,663; fully collateralized by various Common Stocks; valued at $80,789) (Demand 7/1/25) (d)	75,000	75,000
MUFG Securities Americas, Inc., (4.39%, dated 6/30/25, due 7/1/25; proceeds $26,003; fully collateralized by various Common Stocks; valued at $27,303) (d)	26,000	26,000
MUFG Securities Americas, Inc., (4.38%, dated 6/30/25, due 7/1/25; proceeds $15,002; fully collateralized by various Corporate Bonds, 4.15% - 7.75% due 11/8/26 - 11/1/52; valued at $15,752)	15,000	15,000
Pershing LLC, (4.65%, dated 6/30/25, due 7/1/25; proceeds $25,003; fully collateralized by various Corporate Bonds, 3.50% - 10.25% due 1/9/26 - 12/31/79 and a U.S. Government obligation, 1.75% due 8/15/41; valued at $26,429) (d)	25,000	25,000
RBC Capital Markets LLC, (4.42%, dated 6/24/25, due 7/1/25; proceeds $216,186; fully collateralized by various Corporate Bonds, 1.25% - 7.13% due 7/7/26 - 1/28/85; valued at $226,800) (d)	216,000	216,000
Societe Generale SA, (4.48%, dated 6/30/25, due 7/1/25; proceeds $109,014; fully collateralized by various Corporate Bonds, 3.52% - 10.25% due 9/17/25 - 3/16/33; valued at $115,555)	109,000	109,000
TD Securities USA LLC, (4.40%, dated 6/30/25, due 7/1/25; proceeds $329,040; fully collateralized by various Corporate Bonds, 1.38% - 6.60% due 12/15/25 - 6/1/53; valued at $345,451)	329,000	329,000
Wells Fargo Securities LLC, (4.63%, dated 6/16/25, due 9/12/25; proceeds $75,849; fully collateralized by various Corporate Bonds, 3.60% - 7.15% due 4/15/26 - 2/25/55; valued at $78,751)	75,000	75,000
Total Repurchase Agreements (Cost $3,059,000)		3,059,000
Total Investments (101.3%) (Cost $14,514,052) (e)		14,519,261
Liabilities in Excess of Other Assets (–1.3%)		(188,161)
Net Assets (100.0%)		$14,331,100

‡	Amount is less than 0.05%.
(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2025.
(e)	At June 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,660,000 and the aggregate gross unrealized depreciation is approximately $451,000, resulting in net unrealized appreciation of approximately $5,209,000.

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
SOFR	Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	31.7%
Corporate Bonds	23.9
Repurchase Agreements	21.1
Commercial Paper	18.2
Certificates of Deposit	5.1
Total Investments	100.0%

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited(“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter(“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (10) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (11) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$121,129	$—	$121,129
Sovereign	—	300	—	300
Total Fixed Income Securities	—	121,429	—	121,429
Short-Term Investments
Investment Company	4,693	—	—	4,693
U.S. Treasury Security	—	837	—	837
Total Short-Term Investments	4,693	837	—	5,530
Futures Contracts	563	—	—	563
Total Assets	5,256	122,266	—	127,522
Liabilities:
Futures Contracts	(469)	—	—	(469)
Total	$4,787	$122,266	$—	$127,053

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks	$1,126,124	$—	$—	$1,126,124
Preferred Stock
Software	—	—	27,657	27,657
Investment Company	32,748	—	—	32,748
Call Options Purchased	—	1,102	—	1,102
Short-Term Investments
Investment Company	38,911	—	—	38,911
Repurchase Agreements	—	150	—	150
Total Short-Term Investments	38,911	150	—	39,061
Total Assets	1,197,783	1,252	27,657	1,226,692
Liabilities:
Derivative Contract — PIPE	—	—	(918)	(918)
Total	$1,197,783	$1,252	$26,739	$1,225,774

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$22,468	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(918)
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	5,189	—
Realized gains (losses)	—	—
Ending Balance	$27,657	$(918)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$5,189	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Discovery	Fair Value at June 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$27,657	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	14.8x	Increase
			Discount for Lack of Marketability	15.0%	Decrease
PIPE	$(918)	Market Implied	Discount for Lack of Marketability and Transaction Risk	27.50%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Dynamic Value
Assets:
Common Stocks
Aerospace & Defense	$96	$—	$—	$96
Air Freight & Logistics	31	—	—	31
Automobile Components	24	—	—	24
Automobiles	24	—	—	24
Banks	642	—	—	642
Beverages	43	—	—	43
Biotechnology	147	—	—	147
Broadline Retail	41	—	—	41
Building Products	145	—	—	145
Capital Markets	437	—	—	437
Chemicals	220	—	—	220
Commercial Services & Supplies	14	—	—	14
Construction & Engineering	48	—	—	48
Consumer Finance	187	—	—	187
Consumer Staples Distribution & Retail	207	—	—	207
Containers & Packaging	93	—	—	93
Distributors	19	—	—	19
Diversified Consumer Services	20	—	—	20
Diversified REITs	30	—	—	30
Diversified Telecommunication Services	165	—	—	165
Electric Utilities	192	—	—	192
Electrical Equipment	98	—	—	98
Electronic Equipment, Instruments & Components	134	—	—	134
Energy Equipment & Services	126	—	—	126
Entertainment	24	—	—	24
Financial Services	305	—	—	305
Food Products	264	—	—	264
Gas Utilities	97	—	—	97
Ground Transportation	32	—	—	32
Health Care Equipment & Supplies	98	—	—	98
Health Care Providers & Services	441	—	—	441
Health Care REITs	62	—	—	62
Hotel & Resort REITs	61	—	—	61
Hotels, Restaurants & Leisure	160	—	—	160
Household Durables	67	—	—	67
Household Products	143	—	—	143
Independent Power & Renewable Electricity Producers	48	—	—	48
Information Technology Services	128	—	—	128
Insurance	333	—	—	333
Interactive Media & Services	45	—	—	45
Life Sciences Tools & Services	49	—	—	49
Machinery	525	—	—	525
Media	141	—	—	141
Metals & Mining	32	—	—	32
Mortgage Real Estate Investment	59	—	—	59
Multi-Utilities	48	—	—	48
Office REITs	60	—	—	60
Oil, Gas & Consumable Fuels	364	—	—	364
Passenger Airlines	96	—	—	96
Pharmaceuticals	342	—	—	342
Professional Services	93	—	—	93

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Assets: (cont’d)
Real Estate Management & Development	$31	$—	$—	$31
Retail REITs	31	—	—	31
Semiconductors & Semiconductor Equipment	268	—	—	268
Software	169	—	—	169
Specialized REITs	62	31	—	93
Specialty Retail	100	—	—	100
Tech Hardware, Storage & Peripherals	100	—	—	100
Textiles, Apparel & Luxury Goods	26	—	—	26
Trading Companies & Distributors	96	—	—	96
Total Common Stocks	8,183	31	—	8,214
Short-Term Investment
Investment Company	203	—	—	203
Total Assets	$8,386	$31	$—	$8,417

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$24,256	$—		$24,256
Asset-Backed Securities	—	4,826	—		4,826
Commercial Mortgage-Backed Securities	—	3,081	—		3,081
Corporate Bonds	—	43,155	—		43,155
Mortgages - Other	—	7,589	—		7,589
Municipal Bond	—	212	—		212
Sovereign	—	104,182	—		104,182
Supranational	—	4,366	—		4,366
U.S. Treasury Securities	—	29,070	—		29,070
Total Fixed Income Securities	—	220,737	—		220,737
Common Stocks
Aerospace & Defense	4,145	2,729	—		6,874
Air Freight & Logistics	538	401	—		939
Automobile Components	97	145	—		242
Automobiles	3,665	813	—		4,478
Banks	9,273	8,726	—		17,999
Beverages	2,202	854	—		3,056
Biotechnology	3,267	552	—		3,819
Broadline Retail	8,181	648	—		8,829
Building Products	1,099	563	—		1,662
Capital Markets	6,844	2,389	—		9,233
Chemicals	2,335	1,574	—		3,909
Commercial Services & Supplies	1,454	168	—		1,622
Communications Equipment	1,740	213	—		1,953
Construction & Engineering	496	566	—		1,062
Construction Materials	578	357	—		935
Consumer Finance	1,202	—	—		1,202
Consumer Staples Distribution & Retail	4,106	648	—		4,754
Containers & Packaging	479	23	—		502
Distributors	133	19	—		152
Diversified Consumer Services	—	36	—		36
Diversified REITs	49	74	—		123
Diversified Telecommunication Services	1,454	1,340	—		2,794
Electric Utilities	3,035	1,375	—		4,410
Electrical Equipment	1,774	1,652	—		3,426
Electronic Equipment, Instruments & Components	1,326	154	—		1,480
Energy Equipment & Services	364	31	—	†	395	†
Entertainment	4,304	196	—		4,500
Financial Services	7,517	747	—		8,264
Food Products	1,064	1,780	—		2,844
Gas Utilities	122	117	—		239
Ground Transportation	2,342	23	—		2,365
Health Care Equipment & Supplies	4,298	1,098	—		5,396
Health Care Providers & Services	3,316	210	—		3,526
Health Care REITs	541	—	—		541
Health Care Technology	158	45	—		203
Hotels, Restaurants & Leisure	4,151	879	—		5,030
Household Durables	482	36	—		518
Household Products	1,866	347	—		2,213
Independent Power & Renewable Electricity Producers	248	174	—		422
Industrial Conglomerates	825	1,065	—		1,890

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets: (cont’d)
Industrial REITs	$342	$269	$—		$611
Information Technology Services	3,456	114	—		3,570
Insurance	4,831	3,976	—		8,807
Interactive Media & Services	12,700	157	—		12,857
Investment Company	—	—	—	†	—	†
Life Sciences Tools & Services	1,573	368	—		1,941
Machinery	2,972	1,428	—		4,400
Marine Transportation	—	120	—		120
Media	883	197	—		1,080
Metals & Mining	1,827	1,585	—	†	3,412	†
Mortgage Real Estate Investment	40	—	—		40
Multi-Utilities	1,176	795	—		1,971
Office REITs	36	21	—		57
Oil, Gas & Consumable Fuels	7,084	2,308	—		9,392
Paper & Forest Products	16	156	—		172
Passenger Airlines	51	195	—		246
Personal Care Products	210	1,121	—		1,331
Pharmaceuticals	5,509	5,464	—		10,973
Professional Services	1,463	1,031	—		2,494
Real Estate Management & Development	340	454	—		794
Residential REITs	610	—	—		610
Retail REITs	465	255	—		720
Semiconductors & Semiconductor Equipment	23,703	1,800	—		25,503
Software	22,876	1,715	—		24,591
Specialized REITs	1,706	—	—		1,706
Specialty Retail	3,372	361	—		3,733
Tech Hardware, Storage & Peripherals	11,708	64	—		11,772
Textiles, Apparel & Luxury Goods	435	1,789	—		2,224
Tobacco	1,363	520	—		1,883
Trading Companies & Distributors	841	348	—		1,189
Transportation Infrastructure	—	283	—		283
Water Utilities	132	85	—		217
Wireless Telecommunication Services	425	120	—		545
Total Common Stocks	203,215	59,866	—	†	263,081	†
Rights	—	—@	—		—@
Warrants	—	—	—	†	—	†
Short-Term Investments
Investment Company	70,655	—	—		70,655
U.S. Treasury Security	—	17,299	—		17,299
Total Short-Term Investments	70,655	17,299	—		87,954
Foreign Currency Forward Exchange Contracts	—	3,349	—		3,349
Futures Contracts	694	—	—		694
Centrally Cleared Interest Rate Swap Agreements	—	956	—		956
Total Return Swap Agreements	—	8,035	—		8,035
Total Assets	$274,564	$310,242	$—	†	$584,806	†

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(2,901)	$—		$(2,901)
Futures Contracts	(907)	—	—		(907)
Centrally Cleared Interest Rate Swap Agreement	—	(19)	—		(19)
Total Return Swap Agreements	—	(2,559)	—		(2,559)
Total Liabilities	(907)	(5,479)	—		(6,386)
Total	$273,657	$304,763	$—	†	$578,420 †

†	Includes one or more securities valued at zero.
@	Value is less than $500.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)		Warrants (000)
Beginning Balance	$—	†	$—
Purchases	—		—
Sales	—		—
Transfers in	—		—	†
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—		$—

†	Includes one or more securities valued at zero.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)		Total (000)

High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$62,492	$—	†	$62,492	†
Senior Loan Interests	—	1,479	—		1,479
Total Fixed Income Securities	—	63,971	—	†	63,971	†
Common Stocks
Automobile Components	—	—	—	†	—	†
Diversified REITs	—	4	—		4
Machinery	—	—	17		17
Semiconductors & Semiconductor Equipment	—	19	—		19
Total Common Stocks	—	23	17	†	40	†
Short-Term Investment
Investment Company	1,247	—	—		1,247
Total Assets	$1,247	$63,994	$17	†	$65,258	†

†	Includes one or more securities valued at zero.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Fixed Income (000)		Common Stock (000)
Beginning Balance	$—	†	$83	†
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(66)
Realized gains (losses)	—		—
Ending Balance	$—	†	$17	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2025	$—		$(66)

†	Includes one or more securities valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

High Yield	Fair Value at June 30, 2025 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$17	Market Comparable Companies	Enterprise Value/Revenue	0.3x	Increase
			Discount for Lack of Marketability	30.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2025 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Ultra-Short Income
Assets:
Certificates of Deposit	$—	$735,664	$—	$735,664
Commercial Paper	—	2,647,379	—	2,647,379
Corporate Bonds	—	3,468,094	—	3,468,094
Floating Rate Notes	—	4,609,124	—	4,609,124
Repurchase Agreements	—	3,059,000	—	3,059,000
Total Assets	$—	$14,519,261	$—	$14,519,261

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.